United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive,

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

G. William Andrews

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments (Unaudited)

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

			% of Net
			Asset
	Shares	Value ($)	Value
INVESTMENT SECURITIES
Common Stocks
Argentina
Telecommunication Services
Telecom Argentina SA - Adr	430	$6,239	0.00%
Bermuda
Energy
Energy XXI Bermuda Ltd.	42,313	$1,151,760	0.79%
Financials
Arch Capital Group Ltd.*	1,768	$92,944	0.06%
Axis Capital Holdings Ltd.	708	$29,467	0.02%
Lazard Ltd.	14,849	$506,797	0.36%
Montpelier Re Holdings Ltd.	1,195	$31,130	0.02%
PartnerRe Ltd.	307	$28,585	0.02%
Tower Group International Ltd.	341	$6,291	0.00%
White Mountains Insurance Group Ltd.	54	$30,624	0.02%
Total Financials		$725,838	0.50%
Total Bermuda		$1,877,598	1.29%
Brazil
Consumer Staples
BRF SA - Adr	2,650	$58,592	0.04%
Industrials
Embraer SA - Adr	2,451	$87,427	0.06%
Materials
Gerdau SA - Adr	527	$4,063	0.00%
Utilities
Companhia de Saneamento Basico do Estado de
Sao Paulo - Adr*	5,072	$242,086	0.17%
Companhia Paranaense de Energia - Adr	595	$9,205	0.01%
Total Utilities		$251,291	0.18%
Total Brazil		$401,373	0.28%
Canada
Consumer Discretionary
Lions Gate Entertainment Corp.*	470	$11,172	0.01%
Magna International Inc. - Class A	3,248	$190,658	0.13%
Total Consumer Discretionary		$201,830	0.14%
Energy
Cameco Corp.	6,335	$131,641	0.09%
Enerplus Corp.*	7,154	$104,520	0.07%
Precision Drilling Corp.	3,334	$30,773	0.02%
Suncor Energy Inc.	15,807	$474,368	0.33%
Total Energy		$741,302	0.51%
Financials
Bank of Montreal	157	$9,883	0.01%
Bank of Nova Scotia	2,030	$118,288	0.08%
Canadian Imperial Bank of Commerce*	2,166	$169,879	0.12%
Manulife Financial Corp.	11,440	$168,397	0.12%
Sun Life Financial Inc.*	13,370	$364,867	0.24%
Toronto-Dominion Bank	2,210	$184,027	0.13%

See Accompanying Notes to the Financial Statements.

III-1

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Total Financials		$1,015,341	0.70%
Health Care
Catamaran Corp.*	25,844	$1,370,507	0.94%
Industrials
Progressive Waste Solutions Ltd.	2,548	$53,890	0.04%
Information Technology
Celestica Inc.*	2,342	$18,947	0.01%
Materials
Agrium Inc.	14,956	$1,458,210	1.00%
Total Canada		$4,860,027	3.34%
Cayman Islands
Consumer Staples
Fresh Del Monte Produce Inc.	442	$11,925	0.01%
Information Technology
Silicon Motion Technology Corp. - Adr	14,802	$173,183	0.11%
Spreadtrum Communications Inc. - Adr	1,935	$39,687	0.03%
Total Information Technology		$212,870	0.14%
Total Cayman Islands		$224,795	0.15%
Denmark
Health Care
Novo Nordisk A/S - Adr	6,647	$1,073,491	0.74%
Germany
Health Care
Fresenius Medical Care AG & Co. KGaA - Adr	424	$14,357	0.01%
Hong Kong
Energy
CNOOC Ltd. - Adr	829	$158,753	0.10%
Telecommunication Services
China Mobile Ltd. - Adr	1,791	$95,156	0.07%
Total Hong Kong		$253,909	0.17%
India
Financials
HDFC Bank Ltd. - Adr	8,781	$328,585	0.23%
ICICI Bank Ltd. - Adr	13,757	$590,175	0.40%
Total Financials		$918,760	0.63%
Health Care
Dr Reddy's Laboratories Ltd. - Adr	5,412	$175,078	0.12%
Materials
Sterlite Industries India Ltd. - Adr	5,525	$38,565	0.03%
Total India		$1,132,403	0.78%
Ireland
Health Care
Jazz Pharmaceuticals Plc.*	467	$26,110	0.02%
Industrials
Ryanair Holdings Plc. - Adr	1,024	$42,783	0.03%
Information Technology
Accenture Plc.	19,110	$1,451,786	0.99%
Total Ireland		$1,520,679	1.04%
Israel
Information Technology
Check Point Software Technologies Ltd.*	31,271	$1,469,425	1.00%
NICE Systems Ltd. - Adr*	203	$7,476	0.01%
Total Information Technology		$1,476,901	1.01%

See Accompanying Notes to the Financial Statements.

III-2

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Japan
Consumer Discretionary
Aisan Industry Co., Ltd.	4,800	$45,139	0.03%
Alpen Co., Ltd.	2,200	$41,238	0.03%
Alpine Electronics Inc.	5,200	$50,060	0.03%
AOKI Holdings Inc.	900	$23,413	0.02%
Arcland Sakamoto Co., Ltd.	300	$5,273	0.00%
Asatsu-DK Inc.*	200	$5,515	0.00%
Asics Corp.	900	$15,055	0.01%
ASKUL Corp.	2,100	$30,225	0.02%
Bridgestone Corp.	2,000	$67,293	0.05%
Canon Marketing Japan Inc.	3,600	$52,922	0.04%
Chiyoda Co., Ltd.	500	$13,289	0.01%
Corona Corp.	1,800	$20,443	0.01%
CyberAgent Inc.	44	$82,848	0.06%
Daihatsu Motor Co., Ltd.	1,000	$20,719	0.01%
Daiichikosho Co., Ltd.	600	$16,068	0.01%
Dainichi Co., Ltd.	1,900	$16,436	0.01%
Denso Corp.	1,700	$71,905	0.05%
Dentsu Inc.	1,700	$50,360	0.03%
Fast Retailing Co., Ltd.	100	$32,532	0.02%
F-Tech Inc.	200	$3,108	0.00%
Fuji Co., Ltd.*	1,200	$22,659	0.02%
Fuji Heavy Industries Ltd.	3,000	$46,521	0.03%
Fujibo Holdings Inc.	3,000	$8,566	0.01%
Fujitsu General Ltd.*	2,000	$16,982	0.01%
Funai Electric Co., Ltd.*	600	$7,349	0.01%
Futaba Industrial Co., Ltd.*	1,400	$6,330	0.00%
Gakken Holdings Co., Ltd.	6,000	$17,704	0.01%
H2O Retailing Corp.	2,000	$21,568	0.01%
Hakuhodo DY Holdings Inc.	670	$50,989	0.03%
HIS Co., Ltd.	900	$40,837	0.03%
Honda Motor Co., Ltd.	3,200	$120,744	0.08%
Isuzu Motors Ltd.	32,000	$188,504	0.13%
J Front Retailing Co., Ltd.	5,000	$38,688	0.03%
Joshin Denki Co., Ltd.*	1,000	$9,531	0.01%
Kasai Kogyo Co., Ltd.	2,000	$9,340	0.01%
Kawai Musical Instruments
Manufacturing Co., Ltd.	14,000	$25,410	0.02%
Keihin Corp.	2,200	$30,450	0.02%
Kimoto Co., Ltd.	3,500	$29,422	0.02%
Koito Manufacturing Co., Ltd.	1,000	$17,386	0.01%
Konaka Co., Ltd.	300	$3,458	0.00%
Koshidaka Co., Ltd.	300	$9,569	0.01%
Kyoritsu Maintenance Co., Ltd.	400	$11,306	0.01%
LEC Inc.	800	$10,504	0.01%
Namco Bandai Holdings Inc.	2,600	$45,948	0.03%
NGK Spark Plug Co., Ltd.	1,000	$15,242	0.01%
Nice Holdings Inc.*	2,000	$5,201	0.00%
Nidec Copal Corp.	1,900	$12,846	0.01%
Nippon Piston Ring Co., Ltd.	12,000	$22,672	0.02%
Nishimatsuya Chain Co., Ltd.*	5,900	$47,906	0.03%
Nissan Motor Co., Ltd.	12,900	$123,912	0.09%
Nitori Holdings Co., Ltd.	350	$26,747	0.02%
PGM Holdings K.K.*	8	$7,184	0.00%
Pioneer Corp.*	2,200	$3,923	0.00%
Rakuten Inc.	8,700	$88,370	0.06%
Sanden Corp.*	2,000	$7,961	0.01%
Seiko Holdings Corp.*	5,000	$22,343	0.02%
Sekisui House Ltd.	5,000	$67,877	0.05%

See Accompanying Notes to the Financial Statements.

III-3

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Showa Corp.	2,300	$24,461	0.02%
SKY Perfect JSAT Holdings Inc.	20	$9,393	0.01%
SNT Corp.	4,000	$17,619	0.01%
Sony Corp.	1,300	$22,657	0.02%
St Marc Holdings Co., Ltd.	200	$9,468	0.01%
Stanley Electric Co., Ltd.	2,100	$36,934	0.03%
Sumitomo Forestry Co., Ltd.	1,800	$19,335	0.01%
Sumitomo Rubber Industries Ltd.	200	$3,403	0.00%
Suzuki Motor Corp.	2,100	$47,053	0.03%
Tact Home Co., Ltd.	8	$12,550	0.01%
Takashimaya Co., Ltd.	2,000	$19,869	0.01%
T-Gaia Corp.	100	$1,171	0.00%
Tokai Rika Co., Ltd.	900	$15,934	0.01%
Tokai Rubber Industries Ltd.	4,700	$52,929	0.04%
Tomy Co., Ltd.*	5,500	$27,904	0.02%
Toyo Tire & Rubber Co., Ltd.*	8,000	$35,663	0.02%
Toyota Boshoku Corp.	2,400	$33,625	0.02%
Toyota Industries Corp.	1,100	$40,047	0.03%
Toyota Motor Corp.	1,400	$72,218	0.05%
TPR Co., Ltd.*	2,500	$38,980	0.03%
Universal Entertainment Corp.	400	$7,910	0.01%
U-Shin Ltd.	10,800	$72,103	0.05%
Vector Inc.*	600	$3,598	0.00%
VT Holdings Co., Ltd.	300	$3,420	0.00%
Xebio Co., Ltd.	1,000	$21,684	0.01%
Yamaha Corp.	1,800	$17,844	0.01%
Yellow Hat Ltd.	300	$4,662	0.00%
Yoshinoya Holdings Co., Ltd.	10	$11,739	0.01%
Total Consumer Discretionary		$2,589,963	1.78%
Consumer Staples
Ain Pharmaciez Inc.	300	$16,112	0.01%
Ariake Japan Co., Ltd.	1,000	$20,708	0.01%
Asahi Group Holdings Ltd.	1,000	$23,871	0.02%
Cawachi Ltd.*	1,800	$39,185	0.03%
Coca-Cola West Co., Ltd.	1,100	$19,183	0.01%
Cosmos Pharmaceutical Corp.	300	$38,975	0.03%
Dydo Drinco Inc.	500	$23,165	0.02%
Fujiya Co., Ltd.	29,000	$61,869	0.04%
Izumiya Co., Ltd.*	2,000	$10,444	0.01%
Japan Tobacco Inc.	3,600	$114,631	0.08%
J-Oil Mills Inc.	11,000	$34,092	0.02%
Kagome Co., Ltd.	300	$5,684	0.00%
Kao Corp.	5,800	$189,610	0.14%
Kirin Holdings Co., Ltd.	3,000	$48,113	0.03%
Kyokuyo Co., Ltd.*	2,000	$4,479	0.00%
Lawson Inc.	700	$53,866	0.04%
Lion Corp.	1,000	$5,498	0.00%
Matsumotokiyoshi Holdings Co., Ltd.	900	$26,002	0.02%
Nichimo Co., Ltd.	7,000	$14,711	0.01%
Nippon Flour Mills Co., Ltd.	1,000	$4,596	0.00%
Nippon Meat Packers Inc.	1,000	$16,462	0.01%
Sugi Holdings Co., Ltd.	1,100	$39,113	0.03%
Takara Holdings Inc.	18,000	$150,931	0.10%
Toyo Suisan Kaisha Ltd.	3,000	$91,705	0.06%
Tsuruha Holdings Inc.	200	$19,381	0.01%
Unicharm Corp.	2,600	$153,713	0.12%
Warabeya Nichiyo Co., Ltd.	4,500	$73,221	0.05%
Yakult Honsha Co., Ltd.	500	$20,193	0.01%
Yonkyu Co., Ltd.	300	$3,146	0.00%

See Accompanying Notes to the Financial Statements.

III-4

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Total Consumer Staples		$1,322,659	0.91%
Energy
AOC Holdings Inc.*	2,600	$9,659	0.01%
Cosmo Oil Co., Ltd.*	6,000	$12,609	0.01%
Modec Inc.	200	$5,876	0.00%
Total Energy		$28,144	0.02%
Financials
AEON Financial Service Co., Ltd.	800	$22,706	0.02%
Aichi Bank Ltd.	300	$17,577	0.01%
Aomori Bank Ltd.	1,000	$3,036	0.00%
Aozora Bank Ltd.	37,000	$103,677	0.07%
Bank of Iwate Ltd.	800	$32,309	0.02%
Daikyo Inc.	27,000	$93,711	0.06%
Daito Trust Construction Co., Ltd.	2,900	$246,860	0.17%
Daiwa House Industry Co., Ltd.	6,000	$115,904	0.08%
Daiwa Securities Group Inc.	12,000	$83,554	0.06%
Higo Bank Ltd.	1,000	$6,379	0.00%
Hokkoku Bank Ltd.	5,000	$20,857	0.01%
Jaccs Co., Ltd.	1,000	$6,124	0.00%
Jafco Co., Ltd.*	300	$10,412	0.01%
Japan Securities Finance Co., Ltd.	9,300	$71,466	0.05%
kabu.com Securities Co., Ltd.	2,300	$13,720	0.01%
Keiyo Bank Ltd.	3,000	$17,004	0.01%
Mitsubishi Estate Co., Ltd.	1,000	$27,554	0.02%
Mitsubishi UFJ Financial Group Inc.	4,900	$29,021	0.02%
Mitsui Fudosan Co., Ltd.	3,000	$84,031	0.06%
Monex Group Inc.	13	$5,230	0.00%
Nanto Bank Ltd.	1,000	$4,755	0.00%
Nisshin Fudosan Co.	1,600	$12,058	0.01%
Nomura Holdings Inc.	8,400	$51,444	0.04%
NTT Urban Development Corp.	52	$61,430	0.04%
Oita Bank Ltd.	3,000	$11,336	0.01%
Okasan Securities Group Inc.*	7,000	$65,680	0.05%
ORIX Corp.	3,400	$42,980	0.03%
Resona Holdings Inc.	4,700	$24,344	0.02%
San-In Godo Bank Ltd.	1,000	$8,555	0.01%
SBI Holdings Inc.	6,200	$54,686	0.04%
Sony Financial Holdings Inc.	3,800	$56,870	0.04%
Sumitomo Mitsui Financial Group Inc.	1,500	$60,102	0.04%
Sumitomo Mitsui Trust Holdings Inc.	9,000	$42,318	0.03%
Sumitomo Realty & Development Co., Ltd.	2,000	$76,315	0.05%
Suruga Bank Ltd.	3,000	$48,368	0.03%
Toho Bank Ltd.*	7,000	$22,438	0.02%
Tokyu Land Corp.	2,000	$18,617	0.01%
Toyo Securities Co., Ltd.*	4,000	$16,685	0.01%
Yamagata Bank Ltd.*	5,000	$23,510	0.02%
Yamaguchi Financial Group Inc.	2,000	$20,209	0.01%
Yamanashi Chuo Bank Ltd.	2,000	$9,107	0.01%
Total Financials		$1,742,939	1.20%
Health Care
Chugai Pharmaceutical Co., Ltd.	4,700	$106,407	0.06%
EPS Corp.	1	$1,440	0.00%
Hisamitsu Pharmaceutical Co., Inc.	1,300	$70,923	0.05%
Japan Medical Dynamic Marketing Inc.*	2,200	$7,799	0.01%
Miraca Holdings Inc.	1,100	$53,532	0.04%
Nichii Gakkan Co.	1,400	$12,438	0.01%
Nikkiso Co., Ltd.	4,000	$48,697	0.03%
Santen Pharmaceutical Co., Ltd.	600	$28,339	0.02%

See Accompanying Notes to the Financial Statements.

III-5

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Shionogi & Co., Ltd.	1,300	$26,810	0.02%
Sysmex Corp.	400	$24,582	0.02%
Tsumura & Co.	100	$3,688	0.00%
Total Health Care		$384,655	0.26%
Industrials
Aida Engineering Ltd.*	7,700	$61,786	0.04%
Amada Co., Ltd.	6,000	$40,057	0.03%
Central Japan Railway Co.	300	$31,587	0.02%
Chugai Ro Co., Ltd.	6,000	$15,539	0.01%
COMSYS Holdings Corp.	4,700	$56,970	0.04%
Cosel Co., Ltd.	400	$4,522	0.00%
Daihatsu Diesel Manufacturing Co., Ltd.	1,000	$5,180	0.00%
Daihen Corp.*	6,000	$17,322	0.01%
Daiichi Jitsugyo Co., Ltd.	2,000	$10,338	0.01%
East Japan Railway Co.	500	$40,970	0.03%
Glory Ltd.*	500	$11,989	0.01%
Hanwa Co., Ltd.*	16,000	$57,570	0.04%
Hazama Ando Corp.*	24,900	$55,765	0.04%
Hino Motors Ltd.	13,000	$139,362	0.10%
Hitachi Koki Co., Ltd.	2,900	$23,701	0.02%
Hosokawa Micron Corp.	1,000	$8,523	0.01%
IHI Corp.	26,000	$78,926	0.05%
Inaba Denki Sangyo Co., Ltd.	300	$8,890	0.01%
Inabata & Co., Ltd.	400	$2,968	0.00%
Iseki & Co., Ltd.*	2,000	$6,857	0.00%
Isolite Insulating Products Co., Ltd.	600	$1,267	0.00%
ITOCHU Corp.	3,400	$40,815	0.03%
Japan Foundation Engineering Co., Ltd.	700	$2,363	0.00%
Kawasaki Heavy Industries Ltd.*	7,000	$21,918	0.02%
Keihan Electric Railway Co., Ltd.	4,000	$17,747	0.01%
Keikyu Corp.	2,000	$20,910	0.01%
Keio Corp.	1,000	$8,587	0.01%
Kimura Chemical Plants Co., Ltd.	2,500	$9,048	0.01%
Kinden Corp.	1,000	$6,687	0.00%
Kinki Sharyo Co., Ltd.	1,000	$3,237	0.00%
Kitz Corp.*	5,100	$25,550	0.02%
KOMAIHALTEC Inc.	20,000	$49,674	0.03%
Komori Corp.*	1,700	$18,260	0.01%
Kyokuto Kaihatsu Kogyo Co., Ltd.*	4,600	$48,141	0.03%
LIXIL Group Corp.	7,800	$153,823	0.11%
Maeda Road Construction Co., Ltd.	6,000	$81,134	0.06%
Makino Milling Machine Co., Ltd.	1,000	$6,082	0.00%
Makita Corp.	600	$27,225	0.02%
Meidensha Corp.	1,000	$3,014	0.00%
MISUMI Group Inc.	600	$16,520	0.01%
Mitsubishi Electric Corp.	1,000	$8,035	0.01%
Mitsubishi Heavy Industries Ltd.	6,000	$34,071	0.02%
Mitsubishi Logistics Corp.	1,000	$18,532	0.01%
Mitsui & Co., Ltd.	2,300	$32,053	0.02%
Mitsui OSK Lines Ltd.*	4,000	$13,119	0.01%
Moshi Moshi Hotline Inc.	10,800	$152,116	0.10%
Nankai Electric Railway Co., Ltd.*	17,000	$70,912	0.05%
Nihon M&A Center Inc.	400	$17,598	0.01%
Nippo Corp.	15,000	$181,976	0.13%
Nippon Carbon Co., Ltd.	11,000	$24,985	0.02%
Nippon Express Co., Ltd.	8,000	$38,975	0.03%
Nippon Konpo Unyu Soko Co., Ltd.	1,500	$23,356	0.02%
Nippon Road Co., Ltd.	5,000	$21,493	0.01%
Nippon Signal Co., Ltd.	800	$6,207	0.00%

See Accompanying Notes to the Financial Statements.

III-6

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Nippon Yusen K.K.	4,000	$10,317	0.01%
Nishi-Nippon Railroad Co., Ltd.	5,000	$20,326	0.01%
Nishio Rent All Co., Ltd.*	100	$1,804	0.00%
Nissha Printing Co., Ltd.*	1,400	$24,712	0.02%
Nissin Electric Co., Ltd.*	8,000	$37,701	0.03%
Nitto Kogyo Corp.*	300	$4,439	0.00%
Noritz Corp.	500	$9,903	0.01%
NTN Corp.*	9,000	$23,404	0.02%
Obayashi Corp.	34,000	$162,395	0.11%
Oiles Corp.	2,100	$40,455	0.03%
Okamura Corp.	2,000	$14,881	0.01%
Park24 Co., Ltd.	2,500	$48,931	0.03%
Raito Kogyo Co., Ltd.*	6,600	$30,823	0.02%
Sanwa Holdings Corp.*	2,000	$10,253	0.01%
Secom Co., Ltd.	500	$25,739	0.02%
Senko Co., Ltd.*	3,000	$15,730	0.01%
Shima Seiki Manufacturing Ltd.*	100	$2,254	0.00%
Sinfonia Technology Co., Ltd.	8,000	$13,756	0.01%
Sintokogio Ltd.*	1,000	$8,895	0.01%
Sumikin Bussan Corp.	6,000	$19,615	0.01%
Sumitomo Densetsu Co., Ltd.	1,700	$23,024	0.02%
Sumitomo Heavy Industries Ltd.	1,000	$4,044	0.00%
Taisei Corp.	38,000	$104,463	0.07%
Takuma Co., Ltd.	14,000	$81,579	0.06%
Tokyu Corp.	1,000	$7,525	0.01%
Toppan Forms Co., Ltd.	300	$2,904	0.00%
Toshiba Machine Co., Ltd.	1,000	$4,904	0.00%
Toshiba Plant Systems & Services Corp.	6,000	$72,982	0.05%
Toyo Engineering Corp.*	11,000	$47,752	0.03%
Toyota Tsusho Corp.	1,000	$25,888	0.02%
Uchida Yoko Co., Ltd.	2,000	$5,838	0.00%
Yamato Holdings Co., Ltd.	600	$11,081	0.01%
Yamazen Corp.	3,200	$20,990	0.01%
Yokogawa Bridge Holdings Corp.*	3,000	$24,741	0.01%
Total Industrials		$2,848,300	1.95%
Information Technology
Axell Corp.	900	$20,452	0.01%
Azbil Corp.	300	$6,298	0.00%
Canon Inc.	1,700	$61,349	0.04%
Citizen Holdings Co., Ltd.	15,200	$79,699	0.06%
CMK Corp.*	20,800	$67,335	0.06%
Cybozu Inc.	14	$3,731	0.00%
Daishinku Corp.	6,000	$18,023	0.01%
Dena Co., Ltd.	1,700	$46,102	0.03%
Disco Corp.	800	$45,173	0.03%
Enplas Corp.	500	$23,908	0.02%
ESPEC Corp.	1,100	$8,220	0.01%
Fuji Soft Inc.	100	$2,380	0.00%
Hamamatsu Photonics	400	$16,091	0.01%
Hitachi Kokusai Electric Inc.*	2,000	$18,341	0.01%
Horiba Ltd.	1,400	$42,781	0.03%
Hosiden Corp.*	3,200	$18,545	0.01%
Innotech Corp.	1,500	$6,416	0.00%
Konica Minolta Inc.	2,500	$18,256	0.01%
Macromill Inc.	400	$4,921	0.00%
Megachips Corp.*	900	$13,928	0.01%
Mimasu Semiconductor Industry Co., Ltd.	600	$5,878	0.00%
NET One Systems Co., Ltd.	2,700	$23,557	0.02%
Nihon Dempa Kogyo Co., Ltd.	1,600	$16,218	0.01%

See Accompanying Notes to the Financial Statements.

III-7

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Nihon Unisys Ltd.	3,400	$29,628	0.02%
Nintendo Co., Ltd.	400	$42,923	0.03%
Nippon Chemi-Con Corp.*	4,000	$10,402	0.01%
Nuflare Technology Inc.	4	$24,752	0.02%
OBIC Business Consultants Ltd.	150	$8,374	0.01%
Omron Corp.	1,600	$39,399	0.03%
Otsuka Corp.	700	$75,858	0.06%
Ricoh Co., Ltd.	2,000	$21,313	0.01%
Riso Kagaku Corp.	200	$3,876	0.00%
Rohm Co., Ltd.	400	$14,647	0.01%
Sanken Electric Co., Ltd.*	5,000	$19,954	0.01%
SCSK Corp.	1,100	$21,424	0.01%
Shinko Electric Industries Co., Ltd.	4,800	$38,975	0.03%
SMK Corp.	1,000	$2,760	0.00%
Square Enix Holdings Co., Ltd.	1,600	$17,016	0.01%
Star Micronics Co., Ltd.	9,100	$89,634	0.07%
Systena Corp.	200	$1,807	0.00%
Tamura Corp.	6,000	$12,355	0.01%
Tokyo Electron Ltd.	500	$22,104	0.02%
Towa Corp.	3,600	$20,825	0.01%
Trend Micro Inc.	1,100	$31,255	0.02%
Yahoo Japan Corp.	57	$26,196	0.02%
Yaskawa Electric Corp.	2,000	$19,806	0.01%
Yokogawa Electric Corp.	2,600	$26,106	0.02%
Zappallas Inc.	3	$3,273	0.00%
Total Information Technology		$1,192,264	0.82%
Materials
ADEKA Corp.	1,300	$11,080	0.01%
Daicel Corp.	3,000	$23,754	0.02%
Daio Paper Corp.*	3,000	$18,373	0.01%
FP Corp.*	100	$6,517	0.00%
Fujimi Inc.	1,700	$24,341	0.02%
Furukawa-Sky Aluminum Corp.	7,000	$21,175	0.01%
Godo Steel Ltd.*	32,000	$56,382	0.04%
Hokuetsu Kishu Paper Co., Ltd.*	3,000	$14,297	0.01%
JFE Holdings Inc.	1,700	$31,883	0.02%
JSR Corp.	800	$16,235	0.01%
Kansai Paint Co., Ltd.	1,000	$11,102	0.01%
Krosaki Harima Corp.	6,000	$13,947	0.01%
Kureha Corp.*	4,000	$14,180	0.01%
Kurimoto Ltd.	30,000	$97,755	0.07%
Maruichi Steel Tube Ltd.	100	$2,351	0.00%
Mitsubishi Chemical Holdings Corp.	3,500	$16,160	0.01%
Mitsubishi Materials Corp.	20,000	$56,891	0.04%
Mitsui Mining & Smelting Co., Ltd.*	25,000	$63,949	0.04%
Nihon Nohyaku Co., Ltd.	1,000	$6,708	0.00%
Nippon Denko Co., Ltd.	7,000	$23,032	0.02%
Nippon Shokubai Co., Ltd.	9,000	$78,809	0.05%
Nippon Steel & Sumitomo Metal Corp.	54,000	$134,693	0.08%
Nippon Synthetic Chemical Industry Co., Ltd.	1,000	$8,905	0.01%
Nitto Denko Corp.	200	$11,824	0.01%
Shin-Etsu Chemical Co., Ltd.	1,100	$72,971	0.05%
Shinto Paint Co., Ltd.	2,000	$5,541	0.00%
Showa Denko K.K.	8,000	$11,973	0.01%
Sumitomo Chemical Co., Ltd.	3,000	$9,330	0.01%
Sumitomo Osaka Cement Co., Ltd.*	23,000	$66,890	0.05%
Taiheiyo Cement Corp.	34,000	$79,754	0.05%
Taiyo Holdings Co., Ltd.	400	$11,459	0.01%
Taiyo Nippon Sanso Corp.	12,000	$81,261	0.06%

See Accompanying Notes to the Financial Statements.

III-8

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Tokushu Tokai Paper Co., Ltd.	7,000	$15,900	0.01%
Tokyo Ohka Kogyo Co., Ltd.	600	$12,692	0.01%
Tokyo Steel Manufacturing Co., Ltd.*	4,300	$18,028	0.01%
Tokyo Tekko Co., Ltd.	10,000	$37,680	0.03%
Topy Industries Ltd.*	11,000	$25,686	0.02%
Tosoh Corp.	6,000	$16,685	0.01%
Toyo Ink SC Holdings Co., Ltd.	6,000	$28,021	0.02%
Ube Industries Ltd.	7,000	$13,745	0.01%
Yamato Kogyo Co., Ltd.	800	$23,453	0.02%
Zeon Corp.	3,000	$31,014	0.02%
Total Materials		$1,326,426	0.91%
Telecommunication Services
Nippon Telegraph & Telephone Corp. - Adr	256	$5,565	0.00%
Softbank Corp.	300	$13,820	0.01%
Total Telecommunication Services		$19,385	0.01%
Utilities
Chubu Electric Power Co., Inc.	5,000	$61,190	0.04%
Chugoku Electric Power Co., Inc.	1,600	$21,313	0.01%
Hokkaido Electric Power Co., Inc.*	5,900	$62,184	0.04%
Shikoku Electric Power Co., Inc.*	5,400	$78,408	0.06%
Shizuoka Gas Co., Ltd.	3,500	$24,444	0.02%
Total Utilities		$247,539	0.17%
Total Japan		$11,702,274	8.03%
Jersey
Health Care
Shire Plc. - Adr	9,308	$850,379	0.58%
Materials
Randgold Resources Ltd. - Adr	339	$29,147	0.02%
Total Jersey		$879,526	0.60%
Liberia
Consumer Discretionary
Royal Caribbean Cruises Ltd.	39,181	$1,301,593	0.89%
Luxembourg
Materials
Ternium SA - Adr	29,399	$598,270	0.41%
Mexico
Consumer Discretionary
Grupo Televisa SAB - Adr	40,686	$1,082,654	0.74%
Consumer Staples
Fomento Economico Mexicano SAB de CV -
Adr	2,193	$248,906	0.17%
Total Mexico		$1,331,560	0.91%
Netherlands
Energy
Core Laboratories NV	100	$13,792	0.01%
Health Care
QIAGEN NV*	1,795	$37,839	0.03%
Total Netherlands		$51,631	0.04%
Norway
Energy
Statoil ASA - Adr	35,758	$880,362	0.60%
Panama
Consumer Discretionary
Carnival Corp.	43,662	$1,497,607	1.02%

See Accompanying Notes to the Financial Statements.

III-9

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Energy
McDermott International Inc.*	8,867	$97,448	0.07%
Total Panama		$1,595,055	1.09%
South Africa
Materials
AngloGold Ashanti Ltd. - Adr	928	$21,854	0.01%
Harmony Gold Mining Co., Ltd. - Adr	3,622	$23,217	0.02%
Total Materials		$45,071	0.03%
South Korea
Financials
KB Financial Group Inc. - Adr	6,721	$222,062	0.15%
Materials
POSCO - Adr	7,215	$531,817	0.37%
Telecommunication Services
KT Corp. - Adr	2,337	$36,715	0.03%
SK Telecom Co., Ltd. - Adr	1,052	$18,799	0.01%
Total Telecommunication Services		$55,514	0.04%
Total South Korea		$809,393	0.56%
Spain
Financials
Banco Bilbao Vizcaya Argentaria SA - Adr*	2,465	$21,618	0.02%
Switzerland
Financials
ACE Ltd.	5,368	$477,591	0.33%
UBS AG	2,678	$41,214	0.03%
Total Financials		$518,805	0.36%
Industrials
ABB Ltd. - Adr	7,901	$179,827	0.12%
Total Switzerland		$698,632	0.48%
Taiwan
Information Technology
Taiwan Semiconductor Manufacturing Co., Ltd.
- Adr	86,008	$1,478,478	1.02%
United Kingdom
Consumer Staples
British American Tobacco Plc. - Adr	1,813	$194,082	0.13%
Energy
Royal Dutch Shell Plc. - Adr	1,866	$121,589	0.08%
Financials
HSBC Holdings Plc. - Adr	27,697	$1,477,357	1.02%
Prudential Plc. - Adr*	2,752	$89,055	0.06%
Total Financials		$1,566,412	1.08%
Materials
BHP Billiton Plc. - Adr	25,000	$1,451,500	1.00%
Total United Kingdom		$3,333,583	2.29%
United States
Consumer Discretionary
American Eagle Outfitters Inc.	23,920	$447,304	0.31%
Apollo Group Inc. - Class A *	4,653	$80,916	0.06%
Asbury Automotive Group Inc.*	427	$15,667	0.01%
Bob Evans Farms Inc.	5,526	$235,518	0.16%
Buffalo Wild Wings Inc.*	114	$9,978	0.01%
Cabela's Inc.*	3,445	$209,387	0.14%
Carter's Inc.*	25,642	$1,468,518	1.02%

See Accompanying Notes to the Financial Statements.

III-10

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

CBS Corp. - Class B	8,548	$399,106	0.27%
CEC Entertainment Inc.	83	$2,718	0.00%
Chico's FAS Inc.	6,723	$112,946	0.08%
Cooper Tire & Rubber Co.	4,671	$119,858	0.08%
Crocs Inc.*	7,715	$114,336	0.08%
CTC Media Inc.	1,777	$20,951	0.01%
Dillard's Inc. - Class A	11,677	$917,228	0.63%
DineEquity Inc.	4,603	$316,640	0.22%
DISH Network Corp.	1,638	$62,080	0.04%
DR Horton Inc.	8,121	$197,340	0.14%
DSW Inc.	1,374	$87,661	0.06%
Finish Line Inc.	1,685	$33,009	0.02%
Fossil Inc.*	7,925	$765,555	0.53%
Gannett Co., Inc.	1,012	$22,132	0.02%
Group 1 Automotive Inc.	7,632	$458,454	0.31%
Harley-Davidson Inc.	2,074	$110,544	0.08%
International Game Technology	2,821	$46,547	0.03%
Interpublic Group of Companies, Inc.	9,940	$129,518	0.09%
John Wiley & Sons Inc. - Class A	4,258	$165,892	0.11%
Krispy Kreme Doughnuts Inc.*	285	$4,115	0.00%
Lamar Advertising Co. - Class A*	3,608	$175,385	0.12%
Lennar Corp.	17,111	$709,764	0.49%
LKQ Corp.*	19,647	$427,519	0.29%
Maidenform Brands Inc.*	595	$10,430	0.01%
MDC Holdings Inc.	10,514	$385,338	0.26%
National CineMedia Inc.	168	$2,651	0.00%
NIKE Inc.	10,625	$626,981	0.43%
Omnicom Group Inc.	812	$47,827	0.03%
PetSmart Inc.	3,179	$197,416	0.14%
Pinnacle Entertainment Inc.*	17,552	$256,610	0.18%
priceline.com Inc.*	532	$365,979	0.25%
PulteGroup Inc.*	5,300	$107,272	0.07%
PVH Corp.	13,611	$1,453,792	1.01%
Red Robin Gourmet Burgers Inc.*	128	$5,837	0.00%
Ruby Tuesday Inc.*	10,389	$76,567	0.05%
Sinclair Broadcast Group Inc. - Class A	5,704	$115,449	0.08%
Sonic Automotive Inc. - Class A	10,805	$239,439	0.16%
Sonic Corp.*	3,952	$50,902	0.03%
Sotheby's - Class A	353	$13,206	0.01%
Stage Stores Inc.	2,835	$73,370	0.05%
Starwood Hotels & Resorts Worldwide Inc.	3,063	$195,205	0.13%
Steven Madden Ltd.*	2,934	$126,573	0.09%
Tiffany & Co.	3,138	$218,217	0.15%
Toll Brothers Inc.*	5,744	$196,675	0.13%
True Religion Apparel Inc.	4,440	$115,928	0.08%
TRW Automotive Holdings Corp.*	3,890	$213,950	0.15%
Urban Outfitters Inc.*	37,780	$1,463,598	1.01%
Vail Resorts Inc.	551	$34,338	0.02%
Whirlpool Corp.	1,425	$168,806	0.11%
Total Consumer Discretionary		$14,628,942	10.04%
Consumer Staples
Avon Products Inc.	18,607	$385,723	0.26%
Costco Wholesale Corp.	2,911	$308,886	0.21%
Elizabeth Arden Inc.*	673	$27,088	0.02%
Flowers Foods Inc.	5,777	$190,294	0.13%
Hain Celestial Group Inc.*	356	$21,744	0.01%
Prestige Brands Holdings Inc.*	97	$2,492	0.00%
TreeHouse Foods Inc.*	320	$20,848	0.01%
United Natural Foods Inc.*	10,005	$492,247	0.35%

See Accompanying Notes to the Financial Statements.

III-11

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Total Consumer Staples		$1,449,322	0.99%
Energy
Baker Hughes Inc.	926	$42,976	0.03%
Cabot Oil & Gas Corp.	5,836	$394,572	0.27%
Clayton Williams Energy Inc.*	418	$18,279	0.01%
Contango Oil & Gas Co.*	1,229	$49,271	0.03%
Continental Resources Inc.*	4,502	$391,359	0.27%
Crosstex Energy Inc.	1,414	$27,234	0.02%
Diamond Offshore Drilling Inc.	11,680	$812,461	0.56%
EOG Resources Inc.	4,624	$592,196	0.41%
Exterran Holdings Inc.*	5,765	$155,655	0.11%
Geospace Technologies Corp.*	43	$4,641	0.00%
Halliburton Co.	3,362	$135,858	0.09%
Helmerich & Payne Inc.	2,322	$140,945	0.10%
Newfield Exploration Co.*	47,679	$1,068,962	0.74%
Pioneer Energy Services Corp.*	261	$2,153	0.00%
Rosetta Resources Inc.*	30,981	$1,474,075	1.02%
SM Energy Co.	5,010	$296,692	0.20%
Southwestern Energy Co.*	442	$16,469	0.01%
Stone Energy Corp.*	2,664	$57,942	0.04%
Tesoro Corp.	2,550	$149,303	0.10%
Unit Corp.*	1,709	$77,845	0.05%
Vaalco Energy Inc.*	21,310	$161,743	0.11%
W&T Offshore Inc.	31,965	$453,903	0.31%
Whiting Petroleum Corp.*	2,963	$150,639	0.10%
World Fuel Services Corp.	79	$3,138	0.00%
Total Energy		$6,678,311	4.58%
Financials
Affiliated Managers Group Inc.*	2,594	$398,361	0.27%
Allstate Corp.	2,530	$124,147	0.09%
American International Group Inc.*	4,431	$172,011	0.12%
Bank of America Corp.	12,794	$155,831	0.11%
Bank of New York Mellon Corp.	20,172	$564,613	0.39%
Berkshire Hathaway Inc. - Class B*	4,394	$457,854	0.31%
Cathay General Bancorp	371	$7,465	0.01%
Chubb Corp.	1,903	$166,570	0.11%
Citigroup Inc.	6,197	$274,155	0.19%
CNA Financial Corp.	157	$5,132	0.00%
CNO Financial Group Inc.	845	$9,675	0.01%
Comerica Inc.	955	$34,332	0.02%
Corrections Corp. of America	2,224	$86,892	0.06%
CVB Financial Corp.	2,010	$22,653	0.02%
DFC Global Corp.*	13,560	$225,638	0.15%
Ezcorp Inc.*	3,300	$70,290	0.05%
Forest City Enterprises Inc. - Class A*	831	$14,767	0.01%
Franklin Resources Inc.	275	$41,473	0.03%
Geo Group Inc.	4,253	$159,998	0.11%
Goldman Sachs Group Inc.	712	$104,771	0.07%
Hancock Holding Co.	12,218	$377,781	0.26%
Hanover Insurance Group Inc.	413	$20,518	0.01%
Iberiabank Corp.	7,281	$364,196	0.25%
Janus Capital Group Inc.	9,356	$87,946	0.06%
JPMorgan Chase & Co.	20,118	$954,799	0.65%
KeyCorp*	9,460	$94,222	0.06%
Lincoln National Corp.	5,698	$185,812	0.13%
Markel Corp.*	257	$129,400	0.09%
MarketAxess Holdings Inc.	1,790	$66,767	0.05%
MetLife Inc.	6,511	$247,548	0.17%
Moody's Corp.	57	$3,039	0.00%

See Accompanying Notes to the Financial Statements.

III-12

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Northern Trust Corp.	826	$45,067	0.03%
Ocwen Financial Corp.*	970	$36,782	0.03%
Old National Bancorp	3,286	$45,183	0.03%
Old Republic International Corp.	712	$9,050	0.01%
Oritani Financial Corp.	1,681	$26,039	0.02%
PrivateBancorp Inc.	330	$6,240	0.00%
ProAssurance Corp.	242	$11,454	0.01%
Prudential Financial Inc.	513	$30,262	0.02%
Regions Financial Corp.	23,270	$190,581	0.13%
RLI Corp.	22	$1,581	0.00%
SEI Investments Co.	266	$7,674	0.01%
State Street Corp.	4,532	$267,796	0.18%
Texas Capital Bancshares Inc.*	23,487	$950,048	0.65%
Washington Federal Inc.	342	$5,985	0.00%
Wells Fargo & Co.	8,009	$296,253	0.20%
Wintrust Financial Corp.	1,120	$41,485	0.03%
WR Berkley Corp.	708	$31,414	0.02%
Total Financials		$7,631,550	5.23%
Health Care
Amgen Inc.	7,042	$721,875	0.50%
Ariad Pharmaceuticals Inc.*	39,420	$713,108	0.49%
Biogen Idec Inc.*	1,070	$206,414	0.14%
Bio-Rad Laboratories Inc.*	97	$12,222	0.01%
Cardinal Health Inc.	18,598	$774,049	0.53%
Chemed Corp.	50	$3,999	0.00%
Cyberonics Inc.*	9,959	$466,181	0.32%
Haemonetics Corp.*	15,338	$638,981	0.44%
IDEXX Laboratories Inc.*	522	$48,228	0.03%
Integra LifeSciences Holdings Corp.*	1,399	$54,575	0.04%
Laboratory Corp. of America Holdings*	4,848	$437,290	0.30%
Luminex Corp.*	406	$6,707	0.00%
Magellan Health Services Inc.*	6,185	$294,220	0.20%
MedAssets Inc.*	627	$12,070	0.01%
Mettler-Toledo International Inc.*	1,037	$221,109	0.15%
Molina Healthcare Inc.*	5,468	$168,797	0.12%
NuVasive Inc.*	1,836	$39,125	0.03%
PDL BioPharma Inc.	7,268	$53,129	0.04%
PerkinElmer Inc.	10,013	$336,837	0.23%
Perrigo Co.	59	$7,005	0.00%
Quest Diagnostics Inc.	6,901	$389,561	0.27%
Techne Corp.	498	$33,789	0.02%
Thoratec Corp.*	11,192	$419,700	0.29%
ViroPharma Inc.*	3,180	$80,009	0.05%
Volcano Corp.*	2,792	$62,150	0.04%
West Pharmaceutical Services Inc.	147	$9,546	0.01%
Zimmer Holdings Inc.	3,348	$251,837	0.17%
Total Health Care		$6,462,513	4.43%
Industrials
Acacia Research Corp.	1,017	$30,683	0.02%
ACCO Brands Corp.*	11,952	$79,839	0.05%
Advisory Board Co.*	839	$44,064	0.03%
Aegion Corp.*	456	$10,556	0.01%
Aerovironment Inc.*	11,610	$210,489	0.14%
Alaska Air Group Inc.*	2,280	$145,829	0.10%
Atlas Air Worldwide Holdings Inc.*	1,568	$63,912	0.04%
Brady Corp. - Class A	2,959	$99,215	0.07%
Briggs & Stratton Corp.	608	$15,078	0.01%
Brink's Co.	6,132	$173,290	0.12%
Carlisle Companies Inc.	84	$5,694	0.00%

See Accompanying Notes to the Financial Statements.

III-13

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Caterpillar Inc.	7,464	$649,144	0.45%
Clean Harbors Inc.*	570	$33,111	0.02%
Copart Inc.*	569	$19,505	0.01%
Corporate Executive Board Co.	43	$2,501	0.00%
Cummins Inc.	1,211	$140,246	0.10%
Danaher Corp.	1,239	$77,004	0.05%
Deluxe Corp.	43	$1,780	0.00%
Emerson Electric Co.	12,390	$692,229	0.47%
EnPro Industries Inc.*	870	$44,518	0.03%
Expeditors International of Washington Inc.	41,065	$1,466,432	1.02%
FedEx Corp.	14,665	$1,440,104	0.99%
Forward Air Corp.	484	$18,048	0.01%
Franklin Electric Co., Inc.	684	$22,962	0.02%
FTI Consulting Inc.*	1,822	$68,617	0.05%
Graco Inc.	291	$16,887	0.01%
Granite Construction Inc.	11,119	$354,029	0.24%
Healthcare Services Group Inc.	1,652	$42,341	0.03%
Heartland Express Inc.	1,894	$25,266	0.02%
HEICO Corp.	3,310	$143,687	0.10%
Illinois Tool Works Inc.	6,123	$373,136	0.26%
Interface Inc.	43	$826	0.00%
Knight Transportation Inc.	180	$2,898	0.00%
L-3 Communications Holdings Inc.	251	$20,311	0.01%
Lindsay Corp.	1,140	$100,525	0.07%
Manpowergroup Inc.	613	$34,769	0.02%
Masco Corp.	7,689	$155,702	0.11%
MasTec Inc.*	7,398	$215,652	0.15%
Navistar International Corp.*	3,330	$115,118	0.08%
Nordson Corp.	185	$12,201	0.01%
Pall Corp.	670	$45,808	0.03%
Parker Hannifin Corp.	2,723	$249,372	0.17%
Quanex Building Products Corp.	20,662	$332,658	0.23%
Quanta Services Inc.*	7,343	$209,863	0.14%
Robert Half International Inc.	356	$13,361	0.01%
Rockwell Automation Inc.	13,492	$1,165,035	0.80%
Rollins Inc.	1,026	$25,188	0.02%
Simpson Manufacturing Co., Inc.	1,342	$41,079	0.03%
Tetra Tech Inc.*	1,067	$32,533	0.02%
Toro Co.	1,692	$77,900	0.05%
United Continental Holdings Inc.*	2,322	$74,327	0.05%
Valmont Industries Inc.	525	$82,567	0.06%
Waste Connections Inc.	464	$16,695	0.01%
WESCO International Inc.*	2,892	$209,988	0.14%
Woodward Inc.	1,036	$41,191	0.03%
Total Industrials		$9,785,763	6.71%
Information Technology
ACI Worldwide Inc.*	90	$4,397	0.00%
Akamai Technologies Inc.*	11,677	$412,081	0.28%
Alliance Data Systems Corp.*	1,499	$242,673	0.17%
Arrow Electronics Inc.*	54	$2,193	0.00%
Aruba Networks Inc.*	1,508	$37,308	0.03%
Cabot Microelectronics Corp.*	1,031	$35,827	0.02%
CACI International Inc.*	1,921	$111,168	0.08%
Cadence Design Systems Inc.*	34,467	$480,125	0.33%
Cardtronics Inc.*	1,965	$53,959	0.04%
Ciena Corp.*	15,873	$254,127	0.17%
Citrix Systems Inc.*	838	$60,470	0.04%
Cognizant Technology Solutions Corp. - Adr*	18,072	$1,384,497	0.95%
CommVault Systems Inc.*	419	$34,350	0.02%

See Accompanying Notes to the Financial Statements.

III-14

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Comtech Telecommunications Corp.	3,353	$81,411	0.06%
CoreLogic Inc.*	27,062	$699,823	0.48%
CoStar Group Inc.*	409	$44,769	0.03%
Cree Inc.*	9,013	$493,101	0.34%
Dealertrack Technologies Inc.*	4,785	$140,583	0.10%
Digital River Inc.*	2,430	$34,360	0.02%
EchoStar Corp.*	157	$6,118	0.00%
F5 Networks Inc.*	16,761	$1,493,071	1.02%
FARO Technologies Inc.*	66	$2,864	0.00%
Fiserv Inc.*	307	$26,964	0.02%
Harris Corp.	15,000	$695,100	0.48%
Heartland Payment Systems Inc.	1,622	$53,477	0.04%
Hewlett-Packard Co.*	22,850	$544,744	0.37%
Hittite Microwave Corp.*	1,899	$115,003	0.08%
Ingram Micro Inc.*	2,448	$48,177	0.03%
Intersil Corp.	1,125	$9,799	0.01%
j2 Global Inc.	2,842	$111,435	0.08%
JDS Uniphase Corp.*	13,755	$183,904	0.13%
Juniper Networks Inc.*	25,449	$471,824	0.32%
MAXIMUS Inc.	1,052	$84,128	0.06%
NCR Corp.*	13,812	$380,659	0.26%
NETGEAR Inc.*	9,044	$303,064	0.21%
Netscout Systems Inc.*	3,454	$84,865	0.06%
Nuance Communications Inc.*	1,182	$23,853	0.02%
Oracle Corp.	22,312	$721,570	0.50%
Pegasystems Inc.	1,635	$45,911	0.03%
Plexus Corp.*	2,550	$61,991	0.04%
Progress Software Corp.*	4,585	$104,446	0.07%
Rovi Corp.*	436	$9,335	0.01%
SanDisk Corp.*	1,111	$61,105	0.04%
Silicon Laboratories Inc.*	3,911	$161,759	0.11%
Synchronoss Technologies Inc.*	2,310	$71,679	0.05%
Tech Data Corp.*	4,211	$192,064	0.13%
Teradyne Inc.*	11,537	$187,130	0.13%
Trimble Navigation Ltd.*	32,676	$978,974	0.67%
TTM Technologies Inc.*	7,799	$59,272	0.04%
Ultratech Inc.*	3,355	$132,623	0.09%
ValueClick Inc.*	3,376	$99,761	0.07%
Verint Systems Inc.*	2,621	$95,798	0.07%
VMware Inc.*	1,810	$142,773	0.10%
WEX Inc.*	934	$73,319	0.05%
Total Information Technology		$12,445,781	8.55%
Materials
Ashland Inc.	12,337	$916,639	0.63%
Axiall Corp.*	3,701	$230,054	0.16%
Balchem Corp.	665	$29,220	0.02%
Carpenter Technology Corp.	2,437	$120,120	0.08%
Celanese Corp.	5,548	$244,389	0.17%
Century Aluminum Co.*	17,010	$131,657	0.09%
Eastman Chemical Co.	4,688	$327,551	0.22%
FMC Corp.	18,793	$1,071,765	0.74%
HB Fuller Co.	2,636	$103,015	0.07%
International Paper Co.	2,567	$119,571	0.08%
Intrepid Potash Inc.*	22,838	$428,441	0.29%
Louisiana-Pacific Corp.*	784	$16,934	0.01%
LSB Industries Inc.*	4,472	$155,536	0.11%
Minerals Technologies Inc.	3,556	$147,610	0.10%
NewMarket Corp.	724	$188,501	0.13%
Rock Tenn Co	2,234	$207,293	0.14%

See Accompanying Notes to the Financial Statements.

III-15

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Royal Gold Inc.	3,900	$277,017	0.19%
Scotts Miracle-Gro Co.	747	$32,300	0.02%
Sigma-Aldrich Corp.	3,374	$262,092	0.18%
Valspar Corp.	5,039	$313,678	0.22%
Worthington Industries Inc.	1,808	$56,012	0.04%
Total Materials		$5,379,395	3.69%
Telecommunication Services
Crown Castle International Corp.*	8,958	$623,835	0.43%
Telephone & Data Systems Inc.	32,093	$676,200	0.46%
tw telecom Inc.*	39,035	$983,291	0.68%
Total Telecommunication Services		$2,283,326	1.57%
Utilities
AES Corp.	4,744	$59,632	0.04%
AGL Resources Inc.	5,689	$238,654	0.16%
DTE Energy Co.	1,382	$94,446	0.06%
Edison International	1,667	$83,883	0.06%
New Jersey Resources Corp.	3,369	$151,100	0.10%
Northwest Natural Gas Co.	3,005	$131,679	0.09%
NRG Energy Inc.	8,074	$213,880	0.15%
NV Energy Inc.	12,261	$245,587	0.18%
OGE Energy Corp.	2,499	$174,880	0.12%
PNM Resources Inc.	2,990	$69,637	0.05%
Southwest Gas Corp.	123	$5,838	0.00%
Total Utilities		$1,469,216	1.01%
Total United States		$68,214,119	46.80%
Total Common Stocks
(cost $105,838,584)		$105,782,937	72.58%

United States Government Securities**
Maturity Face Value	Maturity Date	Description
U.S. Treasury
$13,500,000	04/25/2013	Bill

(cost including accrued interest, $13,499,505)	$13,499,690	9.26%
Total investment securities
(cost $119,338,089)	$119,282,627	81.84%

See Accompanying Notes to the Financial Statements.

III-16

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

FUTURES CONTRACTS PURCHASED
						% of Net
		Contract		No. of	Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value
Agriculture
	Corn	May-13	CBOT	179	$(204,000)	(0.14)%
	Cotton No. 2	May-13	ICEUS	22	$6,940	0.00%
	Soybean Oil	May-13	CBOT	7	$(3,132)	(0.00)%
	Soybeans	May-13	CBOT	21	$(46,288)	(0.03)%
Total agriculture					$(246,480)	(0.17)%
Energy
	Gasoline RBOB	April-13	NYMEX	32	$19,912	0.01%
	London Brent Crude	April-13	IPE	30	$34,520	0.02%
	Natural Gas	April-13	NYMEX	180	$166,860	0.12%
	WTI Crude	April-13	ICEUS	1	$590	0.00%
Total energy					$221,882	0.15%
Long-term interest rates
	10-Year Japanese
	Government Bond	June-13	TSE	60	$(47,869)	(0.03)%
	10-Year U.S.
	Treasury Note	June-13	CBOT	758	$445,281	0.31%
	5-Year U.S.
	Treasury Note	June-13	CBOT	963	$145,492	0.10%
	Australian
	10-Year Bond	June-13	SFE	63	$51,372	0.04%
	Australian
	5-Year Bond	June-13	SFE	45	$0	0.00%
	Canadian
	10-Year Bond	June-13	ME	250	$136,374	0.09%
	Euro-BOBL	June-13	EUREX	339	$202,708	0.13%
	Euro-Bund	June-13	EUREX	274	$442,124	0.30%
	Long Gilt	June-13	LIFFE	128	$314,957	0.22%
	U.S. Bond	June-13	CBOT	207	$188,563	0.13%
Total long-term interest rates					$1,879,002	1.29
Metals
	Synthetic Aluminum	June-13	LME	116	$(66,759)	(0.05)%
	Synthetic Copper	June-13	LME	51	$(110,518)	(0.07)%
	Synthetic Nickel	June-13	LME	24	$(26,185)	(0.02)%
	Synthetic Zinc	June-13	LME	70	$(47,920)	(0.03)%
Total metals					$(251,382)	(0.17)%
Short-term interest rates
	Canadian Bank Bill	June-13	ME	92	$(1,941)	(0.00)%
	Euribor (3 Month
	Interest Rate)	June-14	LIFFE	411	$(72,458)	(0.05)%
	Short Sterling	June-14	LIFFE	802	$(15,233)	(0.01)%
Total short-term interest rates					$(89,632)	(0.06)%

See Accompanying Notes to the Financial Statements.

III-17

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Stock indices
	Amsterdam Exchange
	Index Future	April-13	ENXTAM	157	$(195,887)	(0.13)%
	CAC40 Index	April-13	EURONXT	21	$(4,122)	(0.00)%
	DAX Index	June-13	EUREX	9	$(7,629)	(0.01)%
	FT-SE Index	June-13	LIFFE	245	$(83,796)	(0.06)%
	Hang Seng Index	April-13	HKFE	37	$(22,123)	(0.02)%
	NASDAQ 100
	E-MINI Index	June-13	CME	384	$106,260	0.07%
	Nikkei 225 Index	June-13	OSE	76	$222,258	0.15%
	OMXS30 Index	April-13	OMG	748	$123,969	0.09%
	S&P 500 E-MINI Index	June-13	CME	425	$222,788	0.16%
	SIMEX MSCI Taiwan Index	April-13	SGX	159	$43,030	0.03%
	SPI 200 Index	June-13	SFE	109	$(67,844)	(0.05)%
Total stock indices					$336,904	0.23%
Net unrealized gain on futures contracts purchased					$1,850,294	1.27%

FUTURES CONTRACTS SOLD

						% of Net
		Contract		No. of	Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value
Agriculture
	Cattle	June-13	CME	(147)	$(44,680)	(0.03)%
	Coffee	May-13	ICEUS	(118)	$50,906	0.03%
	Lean Hogs	June-13	CME	(257)	$(30,800)	(0.02)%
	Soybeans	May-13	CBOT	(1)	$1,640	0.00%
	Sugar	April-13	ICEUS	(489)	$277,323	0.19%
	Wheat	May-13	CBOT	(156)	$247,275	0.17%
	KC Hard Red Winter Wheat	May-13	KCBOT	(6)	$11,850	0.01%
Total agriculture					$513,514	0.35%
Energy
	Heating Oil	April-13	NYMEX	(61)	$(172,057)	(0.12)%
	London Gasoline Oil	May-13	IPE	(9)	$1,125	0.00
Total energy					$(170,932)	(0.12)%
Metals
	Copper	May-13	NYMEX	(21)	$43,838	0.03%
	Gold	June-13	NYMEX	(141)	$33,620	0.02%
	Silver	May-13	NYMEX	(89)	$167,990	0.12%
	Synthetic Aluminum	June-13	LME	(227)	$282,340	0.19%
	Synthetic Copper	June-13	LME	(129)	$789,045	0.55%
	Synthetic Nickel	June-13	LME	(67)	$146,613	0.10%
	Synthetic Zinc	June-13	LME	(282)	$317,251	0.21%
Total metals					$1,780,697	1.22%

See Accompanying Notes to the Financial Statements.

III-18

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Short-term interest rate
2- year U.S.
Treasury Note	June-13	CBOT	(956)	$(69,828)	(0.04)%
Australian Bank Bill	Sept-13	SFE	(134)	$(26,972)	(0.02)%
Eurodollar	Sept-14	CME	(217)	$(6,320)	(0.00)%
Euro-Schatz	June-13	EUREX	(106)	$(24,912)	(0.02)%
Total short-term interest rate				$(128,032)	(0.08)%
Stock indices
S&P Canadian 60 Index	June-13	ME	(30)	$(33,184)	(0.02)%
Net unrealized gain on futures contracts sold				$1,962,063	1.35%
	Net unrealized gain on futures contracts			$3,812,357	2.62%

LONG FORWARD CURRENCY CONTRACTS
					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value
RBS	6/19/2013	66,989,333	Australian Dollar	$447,166	0.31%
RBS	6/19/2013	62,643,251	Canadian Dollar	$490,907	0.34%
RBS	6/19/2013	46,303,233	Euro	$(736,341)	(0.51)%
RBS	6/19/2013	2,982,527,316	Japanese Yen	$350,596	0.24%
RBS	6/19/2013	484,576,222	Mexican Peso	$654,957	0.45%
RBS	6/19/2013	58,282,043	New Zealand Dollar	$351,368	0.24%
RBS	6/19/2013	46,098,832	Norwegian Krone	$(119,017)	(0.08)%
RBS	6/19/2013	36,185,855	Pound Sterling	$417,713	0.29%
RBS	6/19/2013	23,997,655	Singapore Dollar	$40,756	0.03%
RBS	6/19/2013	106,699,000	South African Rand	$(15,110)	(0.01)%
RBS	6/19/2013	152,086,949	Swedish Krona	$(267,527)	(0.19)%
RBS	6/19/2013	39,853,561	Swiss Franc	$(151,553)	(0.11)%
Net unrealized gain on long forward currency contracts				$1,463,915	1.00%

See Accompanying Notes to the Financial Statements.

III-19

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

SHORT FORWARD CURRENCY CONTRACTS
					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value
RBS	6/19/2013	31,245,090	Australian Dollar	$(299,568)	(0.21)%
RBS	6/19/2013	93,397,278	Canadian Dollar	$(960,501)	(0.66)%
RBS	6/19/2013	58,584,006	Euro	$588,651	0.40%
RBS	6/19/2013	6,949,328,298	Japanese Yen	$(170,589)	(0.12)%
RBS	6/19/2013	245,213,285	Mexican Peso	$(307,472)	(0.21)%
RBS	6/19/2013	27,859,568	New Zealand Dollar	$(358,078)	(0.25)%
RBS	6/19/2013	81,470,425	Norwegian Krone	$74,780	0.05%
RBS	6/19/2013	62,340,861	Pound Sterling	$(864,421)	(0.59)%
RBS	6/19/2013	51,530,998	Singapore Dollar	$(224,398)	(0.15)%
RBS	6/19/2013	215,733,590	South African Rand	$52,504	0.04%
RBS	6/19/2013	57,868,735	Swedish Krona	$158,218	0.11%
RBS	6/19/2013	63,751,053	Swiss Franc	$195,552	0.14%
Net unrealized loss on short forward currency contracts				$(2,115,322)	(1.45)%
	Net unrealized on forward currency contracts			$(651,407)	(0.45)%

See Accompanying Notes to the Financial Statements.

III-20

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

			% of Net
			Asset
	Shares	Value ($)	Value
INVESTMENT SECURITIES SOLD SHORT
Common Stocks
Bermuda
Consumer Discretionary
Helen of Troy Ltd.***	582	$22,326	0.01%
Energy
Cosan Ltd.	3,789	$73,886	0.05%
Financials
Aspen Insurance Holdings Ltd.	3,800	$146,604	0.10%
Endurance Specialty Holdings Ltd.	527	$25,196	0.02%
Validus Holdings Ltd.	1,817	$67,901	0.05%
Total Financials		$239,701	0.17%
Total Bermuda		$335,913	0.23%
British Virgin Islands
Industrials
UTi Worldwide Inc.	4,145	$60,020	0.04%
Brazil
Energy
Ultrapar Holdings Inc.	439	$11,142	0.01%
Telecommunication Services
Tim Participacoes SA - Adr	7,131	$156,026	0.11%
Total Brazil		$167,168	0.12%
Canada
Consumer Discretionary
Thomson Reuters Corp.	15,891	$516,140	0.36%
Tim Hortons Inc.	812	$44,108	0.03%
Total Consumer Discretionary		$560,248	0.39%
Energy
Canadian Natural Resources Ltd.	29,006	$931,963	0.64%
Health Care
Valeant Pharmaceuticals International Inc.***	3,954	$296,629	0.20%
Materials
IAMGOLD Corp.	6,585	$47,412	0.03%
Kinross Gold Corp.	9,688	$76,826	0.05%
Methanex Corp.	10,330	$419,708	0.29%
Pan American Silver Corp.	5,057	$82,834	0.06%
Silver Wheaton Corp.	10,059	$315,350	0.22%
Yamana Gold Inc.	4,032	$61,891	0.04%
Total Materials		$1,004,021	0.69%
Total Canada		$2,792,861	1.92%
Cayman Islands
Industrials
51job Inc. - Adr***	501	$29,764	0.02%
Information Technology
Perfect World Co., Ltd. - Adr	199	$2,155	0.00%
Total Cayman Islands		$31,919	0.02%
Germany
Financials
Deutsche Bank AG	15,366	$601,118	0.41%

See Accompanying Notes to the Financial Statements.

III-21

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Ireland
Financials
XL Group Plc.	35,764	$1,083,648	0.74%
Health Care
ICON Plc.***	1,747	$56,411	0.04%
Information Technology
Seagate Technology Plc.	8,439	$308,530	0.21%
Total Ireland		$1,448,589	0.99%
Japan
Consumer Discretionary
ABC-Mart Inc.	100	$3,805	0.00%
Aoyama Trading Co., Ltd.	500	$12,562	0.01%
Arnest One Corp.	2,300	$45,236	0.03%
Autobacs Seven Co., Ltd.	3,700	$59,026	0.04%
Avex Group Holdings Inc.	800	$22,137	0.02%
Calsonic Kansei Corp.	1,000	$4,490	0.00%
Chofu Seisakusho Co., Ltd.	100	$2,250	0.00%
DCM Holdings Co., Ltd.	6,800	$58,101	0.04%
Doshisha Co., Ltd.	100	$1,436	0.00%
Exedy Corp.	4,000	$92,894	0.06%
FCC Co., Ltd.	300	$7,190	0.00%
Fields Corp.	3,300	$54,256	0.04%
Geo Holdings Corp.	44	$55,342	0.04%
Gunze Ltd.***	3,000	$7,769	0.01%
Heiwa Corp.	4,400	$88,033	0.06%
Higashi Nihon House Co., Ltd.***	9,000	$73,078	0.05%
Isetan Mitsukoshi Holdings Ltd.	13,200	$190,263	0.13%
Kura Corp.	900	$16,583	0.01%
KYB Co., Ltd.	24,000	$117,179	0.08%
McDonald's Holdings Co., Ltd.	500	$13,597	0.01%
Mitsuba Corp.	3,000	$30,632	0.02%
MOS Food Services Inc.	1,800	$37,313	0.03%
Musashi Seimitsu Industry Co., Ltd.***	2,400	$53,367	0.04%
NEC Mobiling Ltd.	300	$19,806	0.01%
NHK Spring Co., Ltd.	20,900	$217,618	0.15%
Nifco Inc.	5,300	$125,335	0.09%
Nikon Corp.	300	$7,104	0.00%
Nissin Kogyo Co., Ltd.	300	$4,939	0.00%
NOK Corp.	1,000	$14,329	0.01%
Onward Holdings Co., Ltd.***	8,000	$71,666	0.05%
Pal Co., Ltd.	600	$16,577	0.01%
Panasonic Corp.***	5,800	$40,261	0.03%
Point Inc.	670	$32,997	0.02%
Press Kogyo Co., Ltd.	3,000	$15,507	0.01%
Resorttrust Inc.	5,500	$153,590	0.11%
Riken Corp.	2,000	$8,236	0.01%
Rinnai Corp.	200	$14,371	0.01%
Sangetsu Co., Ltd.***	100	$2,694	0.00%
Sankyo Co., Ltd.	100	$4,729	0.00%
Sanyo Shokai Ltd.	1,000	$3,110	0.00%
Sega Sammy Holdings Inc.	4,300	$87,219	0.06%
Sekisui Chemical Co., Ltd.	5,000	$54,768	0.04%
Shimachu Co., Ltd.	3,000	$74,765	0.05%
Shimano Inc.	600	$50,629	0.03%
Shochiku Co., Ltd.	5,000	$51,160	0.04%
T RAD Co., Ltd.	6,000	$15,794	0.01%
Takata Corp.	5,900	$118,169	0.08%
Tamron Co., Ltd.***	500	$10,826	0.01%
Toei Co., Ltd.	19,000	$132,697	0.09%

See Accompanying Notes to the Financial Statements.

III-22

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Token Corp.	140	$9,436	0.01%
Topre Corp.	200	$1,995	0.00%
TS Tech Co., Ltd.	9,800	$278,455	0.19%
Wacoal Holdings Corp.	3,000	$32,256	0.02%
Yamada Denki Co., Ltd.	2,430	$110,777	0.08%
Yamaha Motor Co., Ltd.	1,300	$17,800	0.01%
Yokohama Rubber Co., Ltd.***	22,000	$252,656	0.18%
Yorozu Corp.	2,500	$42,960	0.03%
Total Consumer Discretionary		$3,141,770	2.16%
Consumer Staples
Ajinomoto Co., Inc.	4,000	$60,075	0.04%
Arcs Co., Ltd.	2,200	$49,480	0.03%
FamilyMart Co., Ltd.	100	$4,617	0.00%
Fuji Oil Co., Ltd.	600	$9,298	0.01%
Heiwado Co., Ltd.	100	$1,539	0.00%
House Foods Corp.	6,200	$107,792	0.07%
Ito En Ltd.	5,800	$137,959	0.09%
Kato Sangyo Co., Ltd.	100	$2,061	0.00%
Kikkoman Corp.	5,000	$87,937	0.06%
Mandom Corp.	2,400	$84,063	0.06%
Marudai Food Co., Ltd.	1,000	$3,312	0.00%
Morinaga & Co., Ltd.	9,000	$19,678	0.01%
Nichirei Corp.	12,000	$71,454	0.05%
Nippon Suisan Kaisha Ltd.***	6,000	$11,463	0.01%
Nissin Foods Holdings Co., Ltd.	6,200	$288,563	0.20%
Pigeon Corp.	200	$14,584	0.01%
Rock Field Co., Ltd.	1,000	$21,005	0.01%
Sogo Medical Co., Ltd.	100	$3,524	0.00%
Yokohama Reito Co., Ltd.***	4,800	$43,968	0.03%
Total Consumer Staples		$1,022,372	0.68%
Energy
Showa Shell Sekiyu K.K.	2,300	$16,991	0.01%
TonenGeneral Sekiyu K.K.	1,000	$9,807	0.01%
Total Energy		$26,798	0.02%
Financials
Bank of Nagoya Ltd.***	1,000	$4,522	0.00%
Bank of the Ryukyus Ltd.***	200	$2,904	0.00%
Bank of Yokohama Ltd.	14,000	$80,985	0.06%
Century Tokyo Leasing Corp.	3,800	$100,833	0.07%
Chugoku Bank Ltd.	4,000	$65,255	0.04%
Credit Saison Co., Ltd.	800	$19,903	0.01%
Daibiru Corp.	3,700	$43,199	0.03%
Daishi Bank Ltd.	4,000	$16,303	0.01%
Goldcrest Co., Ltd.	2,100	$50,798	0.03%
Gunma Bank Ltd.	15,000	$90,113	0.06%
Hachijuni Bank Ltd.	3,000	$18,118	0.01%
Heiwa Real Estate Co., Ltd.***	5,400	$105,346	0.07%
Hyakugo Bank Ltd.	2,000	$9,956	0.01%
IBJ Leasing Co., Ltd.***	3,200	$98,124	0.07%
Iida Home Max	6,800	$122,626	0.09%
Iyo Bank Ltd.	2,000	$18,872	0.01%
Joyo Bank Ltd.	3,000	$16,781	0.01%
Juroku Bank Ltd.	13,000	$53,261	0.04%
Kyokuto Securities Co., Ltd.	500	$8,125	0.01%
Mitsubishi UFJ Lease & Finance Co., Ltd.	48,700	$256,901	0.18%
Musashino Bank Ltd.***	300	$11,750	0.01%
Nishi-Nippon City Bank Ltd.	1,000	$3,131	0.00%
Ogaki Kyoritsu Bank Ltd.	14,000	$50,820	0.03%

See Accompanying Notes to the Financial Statements.

III-23

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Shizuoka Bank Ltd.	2,000	$22,502	0.02%
Sumitomo Real Estate Sales Co., Ltd.	2,360	$140,024	0.10%
Takara Leben Co., Ltd.***	1,500	$23,308	0.02%
TOC Co., Ltd.***	700	$5,349	0.00%
Tokai Tokyo Financial Holdings Inc.***	26,000	$188,484	0.13%
Tokyo Tatemono Co., Ltd.	2,000	$13,989	0.01%
Tokyu Livable Inc.***	700	$14,525	0.01%
Total Financials		$1,656,807	1.14%
Health Care
Alfresa Holdings Corp.	1,300	$70,233	0.05%
Asahi Intecc Co., Ltd.	300	$16,558	0.01%
Dainippon Sumitomo Pharma Co., Ltd.	2,900	$54,020	0.04%
Eiken Chemical Co., Ltd.***	1,700	$23,890	0.02%
Kyowa Hakko Kirin Co., Ltd.	1,000	$11,399	0.01%
Mitsubishi Tanabe Pharma Corp.	5,200	$79,754	0.05%
Nippon Shinyaku Co., Ltd.	9,000	$127,623	0.09%
Ono Pharmaceutical Co., Ltd.	2,600	$158,128	0.11%
Ship Healthcare Holdings Inc.***	300	$10,428	0.01%
Suzuken Co., Ltd.	900	$33,434	0.02%
Tokai Corp.	200	$6,141	0.00%
Total Health Care		$591,608	0.41%
Industrials
Aeon Delight Co., Ltd.	900	$19,487	0.01%
Asahi Glass Co., Ltd.	4,000	$27,384	0.02%
Central Glass Co., Ltd.	11,000	$37,361	0.03%
Daifuku Co., Ltd.***	4,500	$36,825	0.03%
Daiseki Co., Ltd.***	3,300	$55,447	0.04%
FANUC Corp.	100	$15,380	0.01%
Fujikura Ltd.***	2,000	$6,220	0.00%
Fujitec Co., Ltd.	6,000	$58,589	0.04%
Fukuyama Transporting Co., Ltd.***	1,000	$5,689	0.00%
FULLCAST Holdings Co., Ltd.***	68	$12,407	0.01%
Furukawa Electric Co., Ltd.***	3,000	$6,687	0.00%
Futaba Corp.	2,500	$26,402	0.02%
GS Yuasa Corp.***	1,000	$4,044	0.00%
Hisaka Works Ltd.	2,000	$18,744	0.01%
Hitachi Transport System Ltd.	2,700	$42,987	0.03%
Iino Kaiun Kaisha Ltd.	9,600	$70,511	0.05%
Japan Airport Terminal Co., Ltd.	5,200	$69,322	0.05%
Japan Steel Works Ltd.	3,000	$15,953	0.01%
Kamigumi Co., Ltd.	10,000	$92,873	0.06%
Kokuyo Co., Ltd.	800	$6,131	0.00%
Kubota Corp.	6,000	$85,209	0.06%
Kurita Water Industries Ltd.	4,400	$96,206	0.07%
Maeda Corp.***	3,000	$12,100	0.01%
Matsuda Sangyo Co., Ltd.	2,000	$30,653	0.02%
Max Co., Ltd.	2,000	$24,794	0.02%
Minebea Co., Ltd.***	15,000	$50,470	0.03%
Mitsui-Soko Co., Ltd.***	6,000	$36,809	0.03%
Mori Seiki Co., Ltd.***	13,100	$154,478	0.11%
Nabtesco Corp.	10,300	$211,543	0.15%
Nagase & Co., Ltd.	7,900	$96,177	0.07%
NEC Capital Solutions Ltd.	3,900	$97,319	0.07%
NGK Insulators Ltd.	1,000	$10,752	0.01%
Nichias Corp.	7,000	$41,235	0.03%
Nichiha Corp.	800	$11,446	0.01%
Nippon Densetsu Kogyo Co., Ltd.	2,000	$20,910	0.01%
Nippon Manufacturing Service Corp.	1	$488	0.00%
Nippon Sharyo Ltd.***	3,000	$13,342	0.01%

See Accompanying Notes to the Financial Statements.

III-24

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Nippon Thompson Co., Ltd.***	9,000	$44,133	0.03%
Nisshinbo Holdings Inc.***	2,000	$14,011	0.01%
Noritake Co., Ltd.	6,000	$14,647	0.01%
Okabe Co., Ltd.***	4,500	$41,315	0.03%
OSG Corp.	500	$6,857	0.00%
Oyo Corp.	200	$3,320	0.00%
Ryobi Ltd.***	8,000	$19,190	0.01%
Sanki Engineering Co., Ltd.	1,000	$5,222	0.00%
Sanyo Denki Co., Ltd.	6,000	$43,433	0.03%
Seino Holdings Co., Ltd.	1,000	$8,640	0.01%
Shinmaywa Industries Ltd.	2,000	$15,666	0.01%
SMC Corp.	100	$19,296	0.01%
Sodick Co., Ltd.	9,900	$59,370	0.04%
Sumitomo Electric Industries Ltd.	17,100	$210,721	0.14%
Tadano Ltd.***	2,000	$23,096	0.02%
Taihei Dengyo Kaisha Ltd.	1,000	$6,135	0.00%
Takasago Thermal Engineering Co., Ltd.	2,400	$19,105	0.01%
Tatsuta Electric Wire and Cable Co., Ltd.	1,300	$7,368	0.01%
THK Co., Ltd.	3,200	$61,748	0.04%
Toda Corp.***	14,000	$32,840	0.02%
Toppan Printing Co., Ltd.	29,000	$208,077	0.14%
Totetsu Kogyo Co., Ltd.	1,600	$26,102	0.02%
Toyo Denki Seizo - Toyo Electric
Manufacturing Co., Ltd.	12,000	$41,267	0.03%
Trusco Nakayama Corp.	600	$11,673	0.01%
Tsubakimoto Chain Co.	3,000	$15,380	0.01%
Wakita & Co., Ltd.	2,000	$21,334	0.02%
Yusen Logistics Co., Ltd.	600	$6,700	0.00%
Total Industrials		$2,609,020	1.79%
Information Technology
Advantest Corp.	1,400	$20,001	0.01%
Ai Holdings Corp.	800	$7,464	0.01%
Alps Electric Co., Ltd.***	2,900	$19,053	0.01%
Amano Corp.***	200	$1,889	0.00%
Canon Electronics Inc.	500	$10,158	0.01%
Dai-ichi Seiko Co., Ltd.	400	$5,634	0.00%
Dainippon Screen Manufacturing Co., Ltd.***	4,000	$18,426	0.01%
DTS Corp.	4,400	$71,921	0.05%
Eizo Corp.	1,800	$31,447	0.02%
Ferrotec Corp.***	200	$732	0.00%
Fujipream Corp.	200	$605	0.00%
Gurunavi Inc.	1,400	$17,936	0.01%
Ines Corp.	100	$744	0.00%
Internet Initiative Japan Inc.	700	$24,147	0.02%
IT Holdings Corp.	500	$6,597	0.00%
Japan Aviation Electronics Industry Ltd.	2,000	$15,029	0.01%
Konami Corp.	400	$8,045	0.01%
Lasertec Corp.	500	$9,335	0.01%
Macnica Inc.	2,000	$40,715	0.03%
Murata Manufacturing Co., Ltd.	1,300	$96,726	0.07%
Nichicon Corp.***	2,000	$17,046	0.01%
Nippon Ceramic Co., Ltd.	700	$12,259	0.01%
Nippon Electric Glass Co., Ltd.	5,000	$25,368	0.02%
Nomura Research Institute Ltd.	3,100	$79,495	0.05%
Oracle Corp.	1,400	$63,302	0.04%
Osaki Electric Co., Ltd.***	5,000	$25,739	0.02%
Shibaura Mechatronics Corp.***	1,000	$2,102	0.00%
Shindengen Electric Manufacturing Co., Ltd.***	8,000	$31,502	0.02%
Siix Corp.***	4,700	$72,335	0.05%

See Accompanying Notes to the Financial Statements.

III-25

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Taiyo Yuden Co., Ltd.***	600	$7,566	0.01%
TDK Corp.	1,400	$48,591	0.03%
Toshiba Corp.	18,000	$90,177	0.06%
Toyo Corp.	2,600	$36,593	0.03%
Transcosmos Inc.	1,400	$19,942	0.02%
Ubiteq Inc.	1	$410	0.00%
Y A C Co., Ltd.	400	$2,220	0.00%
Total Information Technology		$941,251	0.65%
Materials
Aichi Steel Corp.***	2,000	$8,109	0.01%
Alconix Corp.	300	$6,060	0.00%
Asahi Kasei Corp.	32,000	$213,299	0.15%
Daido Steel Co., Ltd.	8,000	$43,475	0.03%
Dainichiseika Color & Chemicals
Manufacturing Co., Ltd.***	1,000	$4,649	0.00%
Dowa Holdings Co., Ltd.***	29,000	$226,546	0.16%
Earth Chemical Co., Ltd.***	600	$20,825	0.01%
Fuji Seal International Inc.	400	$9,947	0.01%
Hitachi Chemical Co., Ltd.	8,600	$130,166	0.09%
Hitachi Metals Ltd.	2,000	$18,702	0.01%
Hodogaya Chemical Co., Ltd.***	6,000	$12,992	0.01%
Kaneka Corp.	3,000	$17,354	0.01%
Kuraray Co., Ltd.	5,400	$80,414	0.06%
Kyoei Steel Ltd.	700	$12,475	0.01%
Mitsubishi Steel Manufacturing Co., Ltd.	29,000	$61,561	0.04%
Mitsui Chemicals Inc.	3,000	$6,528	0.00%
Neturen Co., Ltd.	1,000	$7,536	0.01%
Nippon Pillar Packing Co., Ltd.	1,000	$8,258	0.01%
Nittetsu Mining Co., Ltd.	5,000	$25,580	0.02%
NOF Corp.	1,000	$4,882	0.00%
Oji Holdings Corp.	3,000	$11,049	0.01%
Rengo Co., Ltd.	7,000	$35,440	0.02%
Sakai Chemical Industry Co., Ltd.***	1,000	$3,099	0.00%
Sanyo Chemical Industries Ltd.***	1,000	$5,445	0.00%
Sanyo Special Steel Co., Ltd.	3,000	$10,572	0.01%
Stella Chemifa Corp.	500	$9,314	0.01%
Sumitomo Bakelite Co., Ltd.***	9,000	$37,351	0.03%
Teijin Ltd.	28,000	$64,788	0.04%
Toagosei Co., Ltd.	15,000	$65,117	0.04%
Toray Industries Inc.	27,000	$182,264	0.13%
Yodogawa Steel Works Ltd.	5,000	$18,681	0.01%
Total Materials		$1,362,478	0.94%
Utilities
Hokuriku Electric Power Co.	22,500	$276,787	0.19%
Osaka Gas Co., Ltd.	3,000	$13,183	0.01%
Toho Gas Co., Ltd.	9,000	$58,558	0.04%
Total Utilities		$348,528	0.24%
Total Japan		$11,700,632	8.03%
Marshall Islands
Industrials
Diana Shipping Inc.***	38,454	$409,920	0.28%
Mexico
Telecommunication Services
America Movil SAB de C.V. - Adr	7,508	$157,368	0.11%
Netherlands
Industrials
Chicago Bridge & Iron Co. NV	12,953	$804,381	0.55%

See Accompanying Notes to the Financial Statements.

III-26

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Koninklijke Philips Electronics NV - Adr	6,352	$187,702	0.13%
Total Industrials		$992,083	0.68%
Panama
Industrials
Copa Holdings SA - Class A	1,175	$140,542	0.10%
Singapore
Information Technology
Flextronics International Ltd.***	71,170	$481,109	0.33%
South Africa
Energy
Sasol Ltd. - Adr	10,963	$486,099	0.33%
Switzerland
Energy
Noble Corp.	4,155	$158,513	0.11%
Transocean Ltd.***	1,476	$76,693	0.05%
Weatherford International Ltd.***	348	$4,225	0.00%
Total Energy		$239,431	0.16%
Financials
Credit Suisse Group AG - Adr	5,535	$145,017	0.10%
Industrials
Foster Wheeler AG***	5,115	$116,878	0.08%
Information Technology
TE Connectivity Ltd.	2,626	$110,108	0.08%
Total Switzerland		$611,434	0.42%
United Kingdom
Energy
BP Plc. - Adr	10,999	$465,808	0.32%
Rowan Companies Plc.***	1,054	$37,269	0.03%
Total Energy		$503,077	0.35%
Financials
Barclays Plc. - Adr	1,909	$33,904	0.02%
Total United Kingdom		$536,981	0.37%
United States
Consumer Discretionary
Aeropostale Inc.***	12,139	$165,090	0.11%
Arctic Cat Inc.***	3,045	$133,067	0.09%
AutoNation Inc.***	114	$4,988	0.00%
Bed Bath & Beyond Inc.***	17,273	$1,112,726	0.77%
Big Lots Inc.***	2,963	$104,505	0.07%
BJ's Restaurants Inc.***	1,395	$46,426	0.03%
Blue Nile Inc.***	2,715	$93,532	0.06%
Brinker International Inc.	142	$5,346	0.00%
Brown Shoe Co., Ltd.	748	$11,968	0.01%
Cablevision Systems Corp. - Class A	15,551	$232,643	0.16%
Capella Education Co.***	417	$12,985	0.01%
Cheesecake Factory Inc.	23,886	$922,238	0.63%
Children's Place Retail Stores Inc.***	567	$25,413	0.02%
Choice Hotels International Inc.	2,089	$88,386	0.06%
Cracker Barrel Old Country Store Inc.	7,138	$577,107	0.40%
Dana Holding Corp.	44,112	$786,517	0.54%
Darden Restaurants Inc.	4,877	$252,043	0.17%
Dick's Sporting Goods Inc.	1,168	$55,246	0.04%
DIRECTV***	5,029	$284,692	0.20%
Ethan Allen Interiors Inc.	8,865	$291,836	0.20%
Family Dollar Stores Inc.	3,618	$213,643	0.15%
Fifth & Pacific Companies, Ltd.***	31,258	$590,151	0.40%

See Accompanying Notes to the Financial Statements.

III-27

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Foot Locker Inc.	2,265	$77,554	0.05%
Genuine Parts Co.	14,437	$1,126,085	0.78%
G-III Apparel Group Ltd.***	699	$28,037	0.02%
Guess? Inc.	14,523	$360,606	0.25%
Hanesbrands Inc.	19,964	$909,560	0.62%
iRobot Corp.***	14,238	$365,347	0.25%
ITT Educational Services Inc.***	207	$2,852	0.00%
Johnson Controls Inc.	31,274	$1,096,778	0.75%
Jos A Bank Clothiers Inc.***	1,444	$57,616	0.04%
Kohl's Corp.	4,949	$228,297	0.16%
Leggett & Platt Inc.	1,257	$42,461	0.03%
Liberty Interactive Corp.***	6,862	$146,710	0.10%
Life Time Fitness Inc.***	425	$18,182	0.01%
Lithia Motors Inc. - Class A	314	$14,909	0.01%
Live Nation Entertainment Inc.***	62,745	$776,156	0.53%
Mattel Inc.	24,991	$1,094,355	0.75%
Men's Wearhouse Inc.	3,888	$129,937	0.09%
Nordstrom Inc.	85	$4,695	0.00%
Oxford Industries Inc.	3,750	$199,125	0.14%
Papa John's International Inc.***	1,867	$115,418	0.08%
Pep Boys-Manny Moe & Jack***	1,734	$20,444	0.01%
Pier 1 Imports Inc.	3,220	$74,060	0.05%
Polaris Industries Inc.	2,200	$203,478	0.14%
Regis Corp.	3,083	$56,080	0.04%
Rent-A-Center Inc.	6,888	$254,443	0.17%
Ross Stores Inc.	855	$51,830	0.04%
Scholastic Corp.	2,318	$61,775	0.04%
Select Comfort Corp.***	11,548	$228,304	0.16%
Service Corp. International	7,956	$133,104	0.09%
SHFL Entertainment Inc.***	812	$13,455	0.01%
Staples Inc.	14,739	$197,945	0.14%
Tempur-Pedic International Inc.***	7,327	$363,639	0.25%
Texas Roadhouse Inc.	1,812	$36,584	0.03%
Tupperware Brands Corp.	1,464	$119,667	0.08%
Ulta Salon Cosmetics & Fragrance Inc.***	3,647	$296,027	0.20%
Under Armour Inc. - Class A***	2,463	$126,106	0.09%
VF Corp.	2,836	$475,739	0.33%
Williams-Sonoma Inc.	7,008	$361,052	0.25%
Total Consumer Discretionary		$15,878,960	10.90%
Consumer Staples
Andersons Inc.	815	$43,619	0.03%
B&G Foods Inc.	2,895	$88,269	0.06%
Dr Pepper Snapple Group Inc.	8,001	$375,647	0.26%
Hormel Foods Corp.	2,138	$88,342	0.06%
Kroger Co.	30,164	$999,635	0.69%
Snyders-Lance Inc.	240	$6,062	0.00%
Sysco Corp.	15,421	$542,357	0.37%
Total Consumer Staples		$2,143,931	1.47%
Energy
Anadarko Petroleum Corp.	12,566	$1,098,896	0.75%
Bristow Group Inc.	292	$19,254	0.01%
Carrizo Oil & Gas Inc.***	28,094	$723,982	0.50%
Cheniere Energy Inc.***	39,041	$1,093,147	0.75%
Comstock Resources Inc.***	10,850	$176,313	0.12%
Concho Resources Inc.***	71	$6,918	0.00%
CONSOL Energy Inc.	3,006	$101,152	0.07%
CVR Energy Inc.***	4,521	$233,374	0.16%
Dresser-Rand Group Inc.***	4,333	$267,173	0.18%
Dril-Quip Inc.***	6,220	$542,197	0.37%

See Accompanying Notes to the Financial Statements.

III-28

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Energen Corp.	20,734	$1,078,375	0.74%
FMC Technologies Inc.***	20,710	$1,126,416	0.78%
Gulfmark Offshore Inc.	5,601	$218,215	0.15%
Gulfport Energy Corp.***	10,824	$496,064	0.34%
Hess Corp.	15,103	$1,081,526	0.74%
Hornbeck Offshore Services Inc.***	28	$1,301	0.00%
Key Energy Services Inc.***	2,601	$21,016	0.01%
Lufkin Industries Inc.	857	$56,896	0.04%
Oil States International Inc.***	650	$53,021	0.04%
Peabody Energy Corp.	5,263	$111,312	0.08%
Resolute Energy Corp.***	17,819	$205,097	0.14%
Rex Energy Corp.***	822	$13,547	0.01%
Spectra Energy Corp.	16,357	$502,978	0.35%
Swift Energy Co.***	4,401	$65,179	0.04%
TETRA Technologies Inc.***	6,215	$63,766	0.04%
Tidewater Inc.	4,930	$248,965	0.17%
Williams Companies, Inc.	19,065	$714,175	0.49%
Total Energy		$10,320,255	7.07%
Financials
American Capital Ltd.***	5,640	$82,316	0.06%
American Equity Investment Life Holding Co.	8,596	$127,994	0.09%
American Express Co.	8,657	$584,001	0.40%
American Financial Group Inc.	9,594	$454,564	0.31%
Ameriprise Financial Inc.	395	$29,092	0.02%
Arthur J Gallagher & Co.	19,134	$790,426	0.54%
Assurant Inc.	4,877	$219,514	0.15%
Bancorp South Inc.	74	$1,206	0.00%
Bank of Hawaii Corp.	1,987	$100,959	0.07%
Bank of the Ozarks Inc.	3,454	$153,185	0.11%
BB&T Corp.	7,993	$250,900	0.17%
BOK Financial Corp.	3,436	$214,063	0.15%
CapitalSource Inc.	100,350	$965,367	0.66%
Cash America International Inc.	592	$31,062	0.02%
CBRE Group Inc.***	40,356	$1,018,989	0.70%
City National Corp.	5,669	$333,961	0.23%
Commerce Bancshares Inc.	10,666	$435,493	0.30%
Cullen/Frost Bankers Inc.	2,756	$172,333	0.12%
Discover Financial Services	15,220	$682,465	0.47%
East West Bancorp Inc.	9,054	$232,416	0.16%
Evercore Partners Inc. - Class A	2,571	$106,954	0.07%
First Niagara Financial Group Inc.	11,791	$104,468	0.07%
FirstMerit Corp.	14,393	$237,916	0.16%
Fulton Financial Corp.	29,408	$344,074	0.24%
Glacier Bancorp Inc.	16,898	$320,724	0.22%
Greenhill & Co., Inc.	399	$21,299	0.01%
IntercontinentalExchange Inc.***	2,620	$427,243	0.29%
Jones Lang LaSalle Inc.	1,560	$155,080	0.11%
Legg Mason Inc.	34,519	$1,109,785	0.77%
Marsh & McLennan Companies Inc.	199	$7,556	0.01%
MB Financial Inc.	9,904	$239,380	0.16%
MBIA Inc.***	31,857	$327,171	0.22%
National Penn Bancshares Inc.	3,365	$35,972	0.02%
People's United Financial Inc.	20,462	$275,009	0.19%
Portfolio Recovery Associates Inc.***	24	$3,046	0.00%
Principal Financial Group Inc.	384	$13,068	0.01%
Stifel Financial Corp.***	327	$11,337	0.01%
SVB Financial Group***	100	$7,094	0.00%
TCF Financial Corp.	2,308	$34,528	0.02%
Torchmark Corp.	2,595	$155,181	0.11%

See Accompanying Notes to the Financial Statements.

III-29

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Trustmark Corp.	71	$1,776	0.00%
UMB Financial Corp.	456	$22,376	0.02%
Unum Group	39,913	$1,127,541	0.78%
Webster Financial Corp.	15,476	$375,448	0.25%
Total Financials		$12,344,332	8.47%
Health Care
Acorda Therapeutics Inc.***	9,632	$308,513	0.21%
Alere Inc.***	1,528	$39,010	0.03%
Allscripts Healthcare Solutions Inc.***	61,226	$832,061	0.57%
Becton Dickinson and Co.	2,459	$235,105	0.16%
Cepheid Inc.***	2,712	$104,059	0.07%
Community Health Systems Inc.***	1,312	$62,176	0.04%
Computer Programs & Systems Inc.	869	$47,022	0.03%
Covance Inc.***	100	$7,432	0.01%
Edwards Lifesciences Corp.***	14	$1,150	0.00%
Endo Health Solutions Inc.***	1,368	$42,080	0.03%
Endologix Inc.***	5,031	$81,251	0.06%
Health Management Associates Inc.***	86,167	$1,108,968	0.76%
Health Net Inc.***	989	$28,305	0.02%
Henry Schein Inc.***	9	$833	0.00%
Hill-Rom Holdings Inc.	1,583	$55,753	0.04%
HMS Holdings Corp.***	13,665	$371,005	0.26%
Insulet Corp.***	541	$13,990	0.01%
Intuitive Surgical Inc.***	157	$77,117	0.05%
IPC The Hospitalist Co., Inc.***	94	$4,181	0.00%
Johnson & Johnson	943	$76,883	0.05%
LifePoint Hospitals Inc.***	2,461	$119,260	0.08%
Medicines Co.***	374	$12,499	0.01%
Nektar Therapeutics***	342	$3,762	0.00%
NPS Pharmaceuticals Inc.***	18,890	$192,489	0.13%
NxStage Medical Inc.***	1,786	$20,146	0.01%
Omnicare Inc.	100	$4,072	0.00%
Owens & Minor Inc.	205	$6,675	0.00%
PAREXEL International Corp.***	11,116	$439,193	0.30%
Quality Systems Inc.	1,144	$20,912	0.02%
Regeneron Pharmaceuticals Inc.***	587	$103,547	0.07%
Salix Pharmaceuticals Ltd.***	185	$9,468	0.01%
Stryker Corp.	2,869	$187,174	0.13%
Universal Health Services Inc. - Class B	9,288	$593,225	0.41%
Vertex Pharmaceuticals Inc.***	43	$2,364	0.00%
WellCare Health Plans Inc.***	166	$9,621	0.01%
Total Health Care		$5,221,301	3.58%
Industrials
AECOM Technology Corp.***	25,301	$829,873	0.57%
Applied Industrial Technologies Inc.	87	$3,915	0.00%
Avery Dennison Corp.	15,599	$671,849	0.46%
B/E Aerospace Inc.***	15,523	$935,882	0.64%
Barnes Group Inc.	340	$9,836	0.01%
Boeing Co.	5,586	$479,558	0.33%
Chart Industries Inc.***	499	$39,925	0.03%
Con-way Inc.	5,227	$184,043	0.13%
Crane Co.	5,902	$329,686	0.23%
CSX Corp.	45,227	$1,113,940	0.77%
Donaldson Co., Inc.	2,135	$77,266	0.05%
Dycom Industries Inc.***	584	$11,499	0.01%
EMCOR Group Inc.	8,219	$348,403	0.24%
EnerSys Inc.***	185	$8,432	0.01%
ESCO Technologies Inc.	139	$5,680	0.00%
Esterline Technologies Corp.***	7,894	$597,576	0.41%

See Accompanying Notes to the Financial Statements.

III-30

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

GATX Corp.	228	$11,849	0.01%
General Cable Corp.***	8,957	$328,095	0.23%
Herman Miller Inc.	6,824	$188,820	0.13%
Hertz Global Holdings Inc.***	49,688	$1,106,054	0.76%
HNI Corp.	953	$33,822	0.02%
Honeywell International Inc.	14,913	$1,123,694	0.78%
Hub Group Inc.***	325	$12,500	0.01%
Hubbell Inc.	29	$2,816	0.00%
Huron Consulting Group Inc.***	3,266	$131,685	0.09%
IDEX Corp.	1,096	$58,548	0.04%
Jacobs Engineering Group Inc.***	19,993	$1,124,405	0.77%
Kansas City Southern	2,251	$249,636	0.17%
Kaydon Corp.	345	$8,825	0.01%
KBR Inc.	2,166	$69,485	0.05%
Korn/Ferry International***	900	$16,074	0.01%
Lockheed Martin Corp.	57	$5,502	0.00%
Manitowoc Co., Inc.	13,098	$269,295	0.18%
Moog Inc.***	2,677	$122,687	0.08%
MSC Industrial Direct Co., Inc. - Class A	20	$1,716	0.00%
PACCAR Inc.	3,932	$198,802	0.13%
Southwest Airlines Co.	9,829	$132,495	0.09%
Spirit Aerosystems Holdings Inc. - Class A***	9,471	$179,854	0.12%
Stanley Black & Decker Inc.	4,765	$385,822	0.26%
Stericycle Inc.***	1,451	$154,067	0.11%
TAL International Group Inc.	1,354	$61,350	0.04%
Teledyne Technologies Inc.***	5,771	$452,677	0.31%
Textron Inc.	3,228	$96,227	0.07%
Trinity Industries Inc.	214	$9,701	0.01%
Triumph Group Inc.	1,534	$120,419	0.08%
Union Pacific Corp.	142	$20,222	0.01%
United Stationers Inc.	129	$4,986	0.00%
URS Corp.	10,085	$478,130	0.33%
Wabash National Corp.***	100	$1,016	0.00%
WABCO Holdings Inc.***	670	$47,295	0.03%
Watsco Inc.	100	$8,418	0.01%
Total Industrials		$12,864,352	8.83%
Information Technology
Acxiom Corp.***	1,667	$34,007	0.02%
Adobe Systems Inc.***	43	$1,871	0.00%
Advanced Energy Industries Inc.***	5,125	$93,788	0.06%
Altera Corp.	2,593	$91,974	0.06%
Amphenol Corp. - Class A	627	$46,806	0.03%
ANSYS Inc.***	2,699	$219,753	0.15%
Apple Inc.	1,952	$864,014	0.59%
Applied Materials Inc.	142	$1,914	0.00%
Aspen Technology Inc.***	128	$4,133	0.00%
Atmel Corp.***	5,812	$40,452	0.03%
Autodesk Inc.***	25,474	$1,050,548	0.72%
Blackbaud Inc.	6,462	$191,469	0.13%
BMC Software Inc.***	11,298	$523,436	0.36%
Broadridge Financial Solutions Inc.	397	$9,861	0.01%
Cavium Inc.***	8,281	$321,386	0.22%
Cirrus Logic Inc.***	13,312	$302,848	0.21%
Cognex Corp.	1,620	$68,283	0.05%
comScore Inc.***	9,040	$151,691	0.10%
Corning Inc.	82,275	$1,096,725	0.75%
Cypress Semiconductor Corp.	94,667	$1,044,177	0.72%
Diebold Inc.	6,464	$195,988	0.13%
Diodes Inc.***	191	$4,007	0.00%

See Accompanying Notes to the Financial Statements.

III-31

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Emulex Corp.***	2,011	$13,132	0.01%
Entegris Inc.***	2,574	$25,380	0.02%
Intel Corp.	199	$4,348	0.00%
International Rectifier Corp.***	7,555	$159,788	0.11%
Itron Inc.***	1,789	$83,010	0.06%
Jabil Circuit Inc.	26,604	$491,642	0.34%
Jack Henry & Associates Inc.	167	$7,717	0.01%
Kulicke & Soffa Industries Inc.***	4,100	$47,396	0.03%
Littelfuse Inc.	503	$34,129	0.02%
LivePerson Inc.***	347	$4,712	0.00%
ManTech International Corp. - Class A	2,311	$62,097	0.04%
Mastercard Inc. - Class A	257	$139,070	0.10%
MICROS Systems Inc.***	23,231	$1,057,243	0.73%
Microsemi Corp.***	13,388	$310,200	0.21%
Molex Inc.	2,351	$68,837	0.05%
Motorola Solutions Inc.	1,524	$97,582	0.07%
National Instruments Corp.	16,724	$547,711	0.38%
NetSuite Inc.***	3,012	$241,141	0.17%
NVIDIA Corp.	3,134	$40,178	0.03%
OmniVision Technologies Inc.***	3,967	$54,665	0.04%
OSI Systems Inc.***	755	$47,029	0.03%
Paychex Inc.	5,111	$179,243	0.12%
Plantronics Inc.	6,473	$286,042	0.20%
Power Integrations Inc.	1,618	$70,237	0.05%
PTC Inc.***	5,392	$137,442	0.09%
Riverbed Technology Inc.***	4,345	$64,784	0.04%
Rofin-Sinar Technologies Inc.***	1,608	$43,561	0.03%
Sanmina Corp.***	5,408	$61,435	0.04%
Sapient Corp.***	7,786	$94,911	0.07%
Semtech Corp.***	9,399	$332,631	0.23%
Sourcefire Inc.***	8,792	$520,750	0.36%
Stamps.com Inc.***	2,378	$59,379	0.04%
Symantec Corp.***	20,570	$507,668	0.35%
Synaptics Inc.***	1,860	$75,683	0.05%
SYNNEX Corp.***	3,232	$119,584	0.08%
Syntel Inc.	5,314	$358,801	0.25%
Tessera Technologies Inc.	3,236	$60,675	0.04%
TIBCO Software Inc.***	6,946	$140,448	0.10%
TiVo Inc.***	8,463	$104,857	0.07%
VeriFone Systems Inc.***	271	$5,604	0.00%
Visa Inc.	6,397	$1,086,465	0.75%
Vishay Intertechnology Inc.***	20,389	$277,494	0.19%
WebMD Health Corp. - Class A***	16,682	$405,706	0.28%
Websense Inc.***	4,000	$60,000	0.04%
Western Union Co.	47,438	$713,468	0.49%
Xerox Corp.	54,188	$466,017	0.32%
Zebra Technologies Corp. - Class A***	950	$44,774	0.03%
Total Information Technology		$16,173,797	11.10%
Materials
Airgas Inc.	14	$1,388	0.00%
Allegheny Technologies Inc.	1,265	$40,113	0.03%
Allied Nevada Gold Corp.***	6,428	$105,805	0.07%
Aptargroup Inc.	7,189	$412,289	0.28%
Ball Corp.	28	$1,332	0.00%
Bemis Co., Inc.	19,010	$767,244	0.53%
Boise Inc.***	3,029	$26,231	0.02%
Buckeye Technologies Inc.	1,320	$39,534	0.03%
Commercial Metals Co.	13,333	$211,328	0.15%
Compass Minerals International Inc.	28	$2,209	0.00%

See Accompanying Notes to the Financial Statements.

III-32

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Crown Holdings Inc.***	12,397	$515,839	0.35%
EI du Pont de Nemours & Co.	19,116	$939,743	0.64%
Flotek Industries Inc.***	18,928	$309,473	0.21%
Greif Inc.	4,947	$265,258	0.18%
Haynes International Inc.	967	$53,475	0.04%
Innospec Inc.	1,670	$73,948	0.05%
Kaiser Aluminum Corp.	1,503	$97,169	0.07%
OM Group Inc.***	2,485	$58,348	0.04%
Packaging Corp. of America	142	$6,372	0.00%
Rockwood Holdings Inc.	17,061	$1,116,471	0.76%
Schweitzer-Mauduit International Inc.	2,463	$95,392	0.07%
Sealed Air Corp.	43,152	$1,040,395	0.71%
Sonoco Products Co.	22,794	$797,562	0.55%
Southern Copper Corp.	1,566	$58,835	0.04%
Steel Dynamics Inc.	1,481	$23,503	0.02%
Stillwater Mining Co.***	610	$7,887	0.01%
Vulcan Materials Co.	962	$49,735	0.03%
Walter Energy Inc.	3,605	$102,743	0.07%
Total Materials		$7,219,621	4.95%
Telecommunication Services
Cogent Communications Group Inc.	2,031	$53,618	0.04%
Level 3 Communications Inc.***	2,567	$52,084	0.04%
MetroPCS Communications Inc.***	3,453	$37,638	0.03%
Total Telecommunication Services		$143,340	0.11%
Utilities
ALLETE Inc.	1,664	$81,569	0.06%
Atmos Energy Corp.	14,483	$618,279	0.42%
Black Hills Corp.	1,103	$48,576	0.03%
Cleco Corp.	3,594	$169,026	0.12%
IDACORP Inc.	75	$3,620	0.00%
National Fuel Gas Co.	8,461	$519,082	0.36%
NorthWestern Corp.	51	$2,033	0.00%
Pepco Holdings Inc.	13,198	$282,437	0.19%
Public Service Enterprise Group Inc.	5,241	$179,976	0.12%
UIL Holdings Corp.	253	$10,016	0.01%
Vectren Corp.	12,604	$446,434	0.31%
Westar Energy Inc.	6,290	$208,702	0.14%
Total Utilities		$2,569,750	1.76%
Total United States		$84,879,639	58.24%
Total investment securities sold short
(proceeds - $103,126,356)		$105,833,395	72.62%

*	Non-income producing security.

**	Pledged as collateral for the trading of forward currency contracts.

***	Security did not pay a dividend during the previous twelve months.

Adr —	American Depositary Receipt

RBS —	The Royal Bank of Scotland

See Accompanying Notes to the Financial Statements.

III-33

THE CAMPBELL MULTI-STRATEGY TRUST

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General Description of the Trust

The Campbell Multi-Strategy Trust (the “Trust”) engages in the speculative trading of securities, futures contracts and forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

B.	Method of Reporting

The Trust's schedule of investments are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

C.	Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

Note 2. PORTFOLIO VALUATION

A.	Futures and Forward Currency Contracts

Transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and fair value) are reflected in the statement of assets and liabilities. The fair value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The fair value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B.	Investment Securities

Securities transactions are recorded on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates fair value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (“U.S.”) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Campbell & Company Investment Adviser (the “Investment Adviser”), those securities may be valued at fair value as determined in good faith by the Investment Adviser.

III-34

THE CAMPBELL MULTI-STRATEGY TRUST

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

C.	Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Government Securities. See Note 2.A. for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the three-month period ended March 31, 2013, the Trust did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of March 31, 2013.

	Fair Value at March 31, 2013
Description*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$105,782,937	$-	$-	$105,782,937
U.S. Government Securities	-	13,499,690	-	13,499,690
Exchange traded futures contracts
Agriculture	648,272	-	-	648,272
Energy	227,422	-	-	227,422
Long-term interest rates	2,012,244	-	-	2,012,244
Metals	1,791,925	-		1,791,925
Short-term interest rates	5,316			5,316
Stock indices	760,714	-		760,714
Forward currency contracts	-	4,456,178	-	4,456,178
Total Assets	$111,228,830	$17,955,868	$-	$129,184,698
Liabilities
Common Stocks	$(105,833,394)	$-	$-	$(105,833,394)
Exchange traded futures contracts
Agriculture	(381,238)	-	-	(381,238)
Energy	(176,472)	-	-	(176,472)
Long-term interest rates	(133,242)	-	-	(133,242)
Metals	(262,610)	-	-	(262,610)
Short-term interest rates	(222,980)	-	-	(222,980)
Stock indices	(456,994)	-	-	(456,994)
Forward currency contracts	-	(5,107,585)	-	(5,107,585)
Total Liabilities	$(107,466,930)	$(5,107,585)	$-	$(112,574,515)

* See complete Schedule of Investments for additional detail categorization.

III-35

THE CAMPBELL MULTI-STRATEGY TRUST

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Note 3. INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at March 31, 2013 was as follows:

Investment securities	$119,282,627
Securities sold short	(105,833,395)
Open forward currency contracts	(467,765)
Open futures contracts	1,870,065

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $1,758,650 (gross unrealized appreciation was $2,408,582 and gross unrealized depreciation was $649,932).

III-36

Item 2. Controls and Procedures

a)	The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	May 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ G. William Andrews
G. William Andrews, Chief Executive Officer

Date	May 30, 2013

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	May 30, 2013